UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22736

          Columbia ETF Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
  Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
290 Congress Street
   Boston, MA 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2022 (Unaudited)
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF

Strategic Beta ETFs | Semiannual Report 2022

Columbia Sustainable International Equity Income ETF
Fund at a Glance 3
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 17
Notes to Financial Statements 19
Liquidity Risk Management Program 27
Additional Information 28

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100
Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 -3.96 -3.41 3.32 6.29
Net Asset Value 06/13/16 -2.57 -2.66 3.01 5.52
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) -2.37 -1.99 3.61 6.16
MSCI World ex USA Value Index
(Net) -3.84 -1.34 3.46 5.78

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2022
Country breakdown (%) (at April 30, 2022 )
Australia 10 .9
Austria 0 .7
Canada 7 .6
China 0 .5
Denmark 0 .9
Finland 1 .9
France 6 .7
Hong Kong 5 .7
Ireland 1 .6
Italy 4 .0
Japan 39 .4
Netherlands 3 .4
Singapore 2 .1
Spain 3 .5
Sweden 3 .7
United Kingdom 6 .9
United States
(a)
0 .5
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at April 30, 2022)
Industrials 18 .7
Financials 14 .7
Materials 10 .9
Consumer Staples 8 .7
Communication Services 8 .5
Information Technology 8 .2
Utilities 7 .9
Real Estate 7 .5
Health Care 6 .4
Energy 4 .5
Consumer Discretionary 4 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large-cap and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large-cap and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 2.09 6.12 11.00 12.94
Net Asset Value 06/13/16 2.20 6.31 10.96 12.88
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) 2.42 6.75 11.38 13.31
MSCI USA Value Index (Gross) -2.56 4.12 9.40 10.46

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2022
Portfolio breakdown (%) (at April 30, 2022 )
Common Stocks 99.7
Money Market Funds 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2022)
Industrials 15 .4
Financials 13 .6
Information Technology 11 .5
Utilities 11 .4
Energy 9 .7
Health Care 9 .3
Consumer Staples 9 .1
Materials 8 .9
Consumer Discretionary 7 .1
Communication Services 4 .0
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021 — April 30, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 974.30 1,022.56 2.20 2.26 0.45
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 1,022.00 1,023.06 1.75 1.76 0.35

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Strategic Beta ETFs | Semiannual Report 2022
Common Stocks 98.6%
Issuer Shares Value ($)
Australia  10.8%
Aurizon Holdings Ltd. 21,096 60,417
Australia & New Zealand Banking Group Ltd. 3,300 64,023
BHP Group Ltd. 2,122 72,399
BlueScope Steel Ltd. 2,380 34,740
Newcrest Mining Ltd. 4,241 81,013
Ramsay Health Care Ltd. 1,290 74,357
Sonic Healthcare Ltd. 1,751 45,705
South32 Ltd. 9,080 30,779
Telstra Corp. Ltd. 10,873 31,217
Westpac Banking Corp. 3,850 65,309
Total 559,959
Austria  0.7%
voestalpine AG 1,274 33,681
Canada  7.6%
Algonquin Power & Utilities Corp. 4,917 71,559
Barrick Gold Corp. 1,279 28,671
Canadian Tire Corp. Ltd. Class A 245 33,921
George Weston Ltd. 427 53,396
Magna International, Inc. 377 22,838
Manulife Financial Corp. 2,562 50,356
Open Text Corp. 869 34,983
Parkland Corp. 1,511 43,141
Quebecor, Inc. Class B 2,201 52,061
Total 390,926
China  0.5%
BOC Hong Kong Holdings Ltd. 7,576 27,664
Denmark  0.9%
AP Moller - Maersk A/S Class A 16 45,835
Finland  1.9%
Fortum OYJ 2,578 43,243
Kesko OYJ Class B 2,183 55,340
Total 98,583
France  6.6%
Carrefour SA 4,083 86,837
Edenred 1,120 56,761
Publicis Groupe SA 867 52,665
SEB SA 238 28,799
Thales SA 600 77,223
Vinci SA 405 39,666
Total 341,951
Hong Kong  5.6%
AIA Group Ltd. 2,462 24,397
CLP Holdings Ltd. 3,857 37,606
HKT Trust & HKT Ltd. 36,661 52,612
Sino Land Co. Ltd. 57,210 76,123
Sun Hung Kai Properties Ltd. 5,761 66,780
Swire Properties Ltd. 13,313 32,204
Total 289,722
Ireland  1.6%
CRH PLC 874 35,203
Smurfit Kappa Group PLC 1,134 48,666
Total 83,869
Italy  3.9%
Enel SpA 8,167 53,573
Prysmian SpA 1,057 34,813
Snam SpA 13,546 74,653
Terna - Rete Elettrica Nazionale 4,904 40,177
Total 203,216
Japan  39.0%
Asahi Group Holdings Ltd. 1,315 49,358
Astellas Pharma, Inc. 4,412 67,358
Common Stocks (continued)
Issuer Shares Value ($)
Bridgestone Corp. 1,011 37,199
Brother Industries Ltd. 4,161 72,712
Chiba Bank Ltd. (The) 6,289 36,357
Daiwa House Industry Co. Ltd. 1,649 40,003
ENEOS Holdings, Inc. 20,650 72,712
FUJIFILM Holdings Corp. 502 27,793
Hitachi Ltd. 1,009 47,288
Honda Motor Co. Ltd. 1,776 46,867
Hulic Co. Ltd. 7,260 61,527
Inpex Corp. 5,289 62,541
ITOCHU Corp. 2,389 72,504
Japan Post Holdings Co. Ltd. 7,911 55,657
KDDI Corp. 1,270 42,493
Lawson, Inc. 1,848 68,038
Lixil Corp. 2,925 51,790
Marubeni Corp. 7,866 86,365
Mitsubishi Chemical Holdings Corp. 10,206 62,468
Mitsubishi Corp. 1,526 51,624
Mitsui Chemicals, Inc. 2,837 65,144
NEC Corp. 1,449 56,479
Nippon Telegraph & Telephone Corp. 1,256 37,294
Nomura Real Estate Holdings, Inc. 2,845 69,280
Osaka Gas Co. Ltd. 2,146 38,842
Persol Holdings Co. Ltd. 1,511 30,253
Resona Holdings, Inc. 11,334 49,418
Ricoh Co. Ltd. 8,466 62,142
Santen Pharmaceutical Co. Ltd. 5,178 42,484
Sompo Holdings, Inc. 1,179 48,094
Sumitomo Chemical Co. Ltd. 14,591 62,053
Sumitomo Corp. 4,958 78,890
Sumitomo Mitsui Financial Group, Inc. 1,331 40,220
Sumitomo Mitsui Trust Holdings, Inc. 1,213 37,740
Sumitomo Pharma Co. Ltd. 4,467 39,891
Sumitomo Realty & Development Co. Ltd. 1,352 35,835
T&D Holdings, Inc. 3,943 50,824
Toyota Tsusho Corp. 1,640 59,430
Total 2,016,967
Netherlands  3.4%
Koninklijke Ahold Delhaize NV 2,630 77,937
NN Group NV 1,319 65,316
Wolters Kluwer NV 299 30,464
Total 173,717
Singapore  2.1%
Singapore Technologies Engineering Ltd. 16,811 49,913
Venture Corp. Ltd. 4,625 57,440
Total 107,353
Spain  3.5%
Grifols SA 3,341 56,394
Iberdrola SA 3,636 42,232
Telefonica SA 16,336 79,844
Total 178,470
Sweden  3.6%
Investor AB Class A 1,832 38,760
Lundin Energy AB 1,249 52,290
SKF AB Class B 2,954 48,970
Telefonaktiebolaget LM Ericsson Class B 5,930 48,047
Total 188,067
United Kingdom  6.9%
3i Group PLC 1,677 27,897
Aviva PLC 12,282 66,815
Berkeley Group Holdings PLC
(a)
627 32,118
Bunzl PLC 923 35,958

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 9
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
DCC PLC 695 53,035
J Sainsbury PLC 17,324 50,743
Vodafone Group PLC 36,848 56,227
WPP PLC 2,463 31,077
Total 353,870
Total Common Stocks
(Cost $5,068,908) 5,093,850
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.345%
(b)
24,188 24,188
Total Money Market Funds
(Cost $24,188) 24,188
Total Investments in Securities
(Cost $5,093,096) 5,118,038
Other Assets & Liabilities, Net 48,619
Net Assets 5,166,657
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2022 (Unaudited)
10 Strategic Beta ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 559,959 – – 559,959
Austria 33,681 – – 33,681
Canada 390,926 – – 390,926
China 27,664 – – 27,664
Denmark 45,835 – – 45,835
Finland 98,583 – – 98,583
France 341,951 – – 341,951
Hong Kong 289,722 – – 289,722
Ireland 83,869 – – 83,869
Italy 203,216 – – 203,216
Japan 2,016,967 – – 2,016,967
Netherlands 173,717 – – 173,717
Singapore 107,353 – – 107,353
Spain 178,470 – – 178,470
Sweden 188,067 – – 188,067
United Kingdom 353,870 – – 353,870
Total Common Stocks 5,093,850 – – 5,093,850
Money Market Funds 24,188 – – 24,188
Total Investments in Securities 5,118,038 – – 5,118,038
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 11
Common Stocks 99.6%
Issuer Shares Value ($)
Communication Services  4.0%
Diversified Telecommunication Services 1.4%
Lumen Technologies, Inc. 39,336 395,720
Media 2.6%
Interpublic Group of Cos., Inc. (The) 8,330 271,725
Paramount Global Class B 5,951 173,293
Sirius XM Holdings, Inc. 46,160 276,960
Total 721,978
Total Communication Services 1,117,698
Consumer Discretionary  7.1%
Auto Components 0.5%
BorgWarner, Inc. 3,513 129,384
Distributors 0.9%
Genuine Parts Co. 1,993 259,190
Household Durables 1.7%
PulteGroup, Inc. 4,269 178,273
Whirlpool Corp. 1,671 303,320
Total 481,593
Multiline Retail 1.1%
Target Corp. 1,302 297,702
Specialty Retail 2.9%
Advance Auto Parts, Inc. 1,486 296,650
Best Buy Co., Inc. 4,152 373,389
Lowe's Cos., Inc. 713 140,982
Total 811,021
Total Consumer Discretionary 1,978,890
Consumer Staples  9.1%
Food & Staples Retailing 2.6%
Kroger Co. (The) 6,519 351,765
Walgreens Boots Alliance, Inc. 8,519 361,206
Total 712,971
Food Products 5.9%
Campbell Soup Co. 7,964 376,060
Conagra Brands, Inc. 11,028 385,208
General Mills, Inc. 4,524 319,982
JM Smucker Co. (The) 2,520 345,064
Tyson Foods, Inc. Class A 2,500 232,900
Total 1,659,214
Household Products 0.6%
Church & Dwight Co., Inc. 1,714 167,218
Total Consumer Staples 2,539,403
Energy  9.7%
Energy Equipment & Services 0.7%
Baker Hughes Co. 5,732 177,807
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp. 1,950 305,506
ConocoPhillips 1,856 177,285
Devon Energy Corp. 4,545 264,383
EOG Resources, Inc. 2,907 339,421
Exxon Mobil Corp. 2,831 241,343
Kinder Morgan, Inc. 24,981 453,405
Valero Energy Corp. 2,747 306,236
Williams Cos., Inc. (The) 12,543 430,099
Total 2,517,678
Total Energy 2,695,485
Financials  13.5%
Banks 3.2%
Bank of America Corp. 4,112 146,716
Citigroup, Inc. 6,135 295,768
Citizens Financial Group, Inc. 4,587 180,728
JPMorgan Chase & Co. 2,262 269,992
Total 893,204
Common Stocks (continued)
Issuer Shares Value ($)
Capital Markets 3.9%
Bank of New York Mellon Corp. (The) 3,274 137,704
Goldman Sachs Group, Inc. (The) 981 299,686
Morgan Stanley 3,580 288,512
Raymond James Financial, Inc. 1,789 174,356
State Street Corp. 2,640 176,801
Total 1,077,059
Consumer Finance 1.0%
Ally Financial, Inc. 7,406 295,944
Insurance 5.4%
Aflac, Inc. 5,745 329,074
Allstate Corp. (The) 3,257 412,141
Hartford Financial Services Group, Inc. (The) 3,236 226,293
Lincoln National Corp. 3,719 223,698
Prudential Financial, Inc. 2,847 308,928
Total 1,500,134
Total Financials 3,766,341
Health Care  9.2%
Biotechnology 3.2%
AbbVie, Inc. 2,148 315,498
Amgen, Inc. 1,241 289,389
Gilead Sciences, Inc. 5,018 297,768
Total 902,655
Health Care Providers & Services 6.0%
AmerisourceBergen Corp. 1,254 189,718
Anthem, Inc. 496 248,957
Cardinal Health, Inc. 5,904 342,727
Cigna Corp. 1,569 387,198
CVS Health Corp. 2,245 215,812
Quest Diagnostics, Inc. 2,118 283,473
Total 1,667,885
Total Health Care 2,570,540
Industrials  15.3%
Aerospace & Defense 3.9%
Huntington Ingalls Industries, Inc. 2,297 488,664
L3Harris Technologies, Inc. 1,298 301,473
Northrop Grumman Corp. 650 285,610
Total 1,075,747
Building Products 4.8%
A O Smith Corp. 2,117 123,696
Allegion PLC 1,626 185,754
Fortune Brands Home & Security, Inc. 2,120 151,050
Lennox International, Inc. 836 178,227
Masco Corp. 4,561 240,319
Owens Corning 3,649 331,804
Trane Technologies PLC 1,022 142,968
Total 1,353,818
Machinery 3.1%
Cummins, Inc. 1,468 277,731
Parker-Hannifin Corp. 614 166,283
Snap-on, Inc. 1,934 410,956
Total 854,970
Professional Services 3.5%
Booz Allen Hamilton Holding Corp. 5,321 434,353
Leidos Holdings, Inc. 3,597 372,326
Robert Half International, Inc. 1,736 170,666
Total 977,345
Total Industrials 4,261,880
Information Technology  11.4%
Communications Equipment 0.5%
Motorola Solutions, Inc. 668 142,745

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Electronic Equipment, Instruments & Components 0.6%
CDW Corp. 1,073 175,092
IT Services 4.6%
Accenture PLC Class A 450 135,162
Cognizant Technology Solutions Corp. Class
A 3,153 255,078
Fidelity National Information Services, Inc. 3,149 312,223
International Business Machines Corp. 2,315 306,066
Western Union Co. (The) 15,517 260,065
Total 1,268,594
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp. 8,398 366,069
Skyworks Solutions, Inc. 1,317 149,216
Total 515,285
Software 2.4%
Citrix Systems, Inc. 2,047 204,905
NortonLifeLock, Inc. 7,791 195,086
Oracle Corp. 3,742 274,663
Total 674,654
Technology Hardware, Storage & Peripherals 1.5%
HP, Inc. 11,218 410,916
Total Information Technology 3,187,286
Materials  8.9%
Chemicals 3.7%
Celanese Corp. 1,586 233,047
Eastman Chemical Co. 3,190 327,517
LyondellBasell Industries NV Class A 2,845 301,655
PPG Industries, Inc. 1,405 179,826
Total 1,042,045
Containers & Packaging 3.6%
International Paper Co. 8,267 382,597
Sealed Air Corp. 3,727 239,311
Westrock Co. 7,738 383,263
Total 1,005,171
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.6%
Newmont Corp. 5,945 433,093
Total Materials 2,480,309
Utilities  11.4%
Electric Utilities 4.7%
Alliant Energy Corp. 3,074 180,782
Edison International 6,951 478,159
Entergy Corp. 3,841 456,503
Exelon Corp. 4,328 202,464
Total 1,317,908
Gas Utilities 2.2%
Atmos Energy Corp. 2,360 267,624
UGI Corp. 9,986 342,520
Total 610,144
Independent Power and Renewable Electricity Producers
1.1%
AES Corp. (The) 15,234 311,079
Multi-Utilities 2.8%
NiSource, Inc. 11,944 347,809
Sempra Energy 2,636 425,345
Total 773,154
Water Utilities 0.6%
American Water Works Co., Inc. 988 152,231
Total Utilities 3,164,516
Total Common Stocks
(Cost $27,179,643) 27,762,348
Issuer Shares Value ($)
Money Market Funds 0.3%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.345%
(a)
88,544 88,544
Total Money Market Funds
(Cost $88,544) 88,544
Total Investments in Securities
(Cost $27,268,187) 27,850,892
Other Assets & Liabilities, Net 37,671
Net Assets 27,888,563
(a) The rate shown is the seven-day current annualized yield at April 30, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 13
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 1,117,698 – – 1,117,698
Consumer Discretionary 1,978,890 – – 1,978,890
Consumer Staples 2,539,403 – – 2,539,403
Energy 2,695,485 – – 2,695,485
Financials 3,766,341 – – 3,766,341
Health Care 2,570,540 – – 2,570,540
Industrials 4,261,880 – – 4,261,880
Information Technology 3,187,286 – – 3,187,286
Materials 2,480,309 – – 2,480,309
Utilities 3,164,516 – – 3,164,516
Total Common Stocks 27,762,348 – – 27,762,348
Money Market Funds 88,544 – – 88,544
Total Investments in Securities 27,850,892 – – 27,850,892
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Semiannual Report 2022
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,093,096 and $27,268,187, respectively) $5,118,038 $27,850,892
Receivable for:
Dividends 35,810 45,707
Reclaims receivable 14,770 –
Total assets 5,168,618 27,896,599
Liabilities
Payable for:
Investment management fees 1,961 8,036
Total liabilities 1,961 8,036
Net assets applicable to outstanding capital stock $5,166,657 $27,888,563
Represented by:
Paid-in capital $5,919,955 $26,611,624
Total distributable earnings (loss) (753,298) 1,276,939
Total - representing net assets applicable to outstanding capital stock $5,166,657 $27,888,563
Shares outstanding 200,000 750,000
Net asset value per share $25.83 $37.18

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 15
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $104,479 $336,716
Foreign taxes withheld (11,927) –
Total income 92,552 336,716
Expenses:
Investment management fees 11,986 39,762
Net Investment Income 80,566 296,954
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 9,398 343,115
In-kind transactions - unaffiliated issuers – 322,231
Foreign currency translations (833) –
Net realized gain 8,565 665,346
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (223,900) (59,719)
Foreign currency translations (2,639) –
Net change in unrealized depreciation (226,539) (59,719)
Net realized and unrealized gain (loss) (217,974) 605,627
Net Increase (Decrease) in net assets resulting from operations $(137,408) $902,581

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2022
Columbia Sustainable International
Equity Income ETF
Columbia Sustainable U.S. Equity
Income ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations
Net investment income $80,566 $164,904 $296,954 $150,936
Net realized gain 8,565 419,617 665,346 1,572,116
Net change in unrealized appreciation (depreciation) (226,539) 747,304 (59,719) 745,475
Net increase (decrease) in net assets resulting from operations (137,408) 1,331,825 902,581 2,468,527
Distributions to shareholders
Net investment income and net realized gains (84,842) (158,794) (391,026) (154,053)
Shareholder transactions
Proceeds from shares sold – – 23,727,862 3,117,247
Cost of shares redeemed – (1,104) (1,895,913) (4,971,142)
Net increase (decrease) in net assets resulting from shareholder transactions – (1,104) 21,831,949 (1,853,895)
Increase (decrease) in net assets (222,250) 1,171,927 22,343,504 460,579
Net Assets:
Net assets beginning of period 5,388,907 4,216,980 5,545,059 5,084,480
Net assets at end of period $5,166,657 $5,388,907 $27,888,563 $5,545,059
Capital stock activity
Shares outstanding, beginning of period 200,000 200,040 150,000 200,045
Subscriptions – – 650,000 100,000
Redemptions – (40) (50,000) (150,045)
Shares outstanding, end of period 200,000 200,000 750,000 150,000

FINANCIAL HIGHLIGHTS
Columbia Sustainable International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 17
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$26.94 $21.08 $25.78 $26.68 $30.59 $25.34
Income (loss) from investment operations:
Net investment income 0.40 0.82 0.70 0.87 0.92 0.76
Net realized and unrealized gain (loss) (1.09) 5.83 (4.71) 0.50 (3.32) 5.47
Total from investment operations (0.69) 6.65 (4.01) 1.37 (2.40) 6.23
Less distributions to shareholders:
Net investment income (0.42) (0.79) (0.69) (1.01) (0.94) (0.65)
Net realized gains – – – (1.26) (0.57) (0.33)
Total distribution to shareholders (0.42) (0.79) (0.69) (2.27) (1.51) (0.98)
Net asset value, end of period $25.83 $26.94 $21.08 $25.78 $26.68 $30.59
Total Return at NAV (2.57)% 31.60% (15.68)% 6.05% (8.25)% 25.13%
Total Return at Market (3.96)% 32.24% (15.02)% 8.74% (9.30)% 25.58%
Ratios to average net assets:
Total gross expenses
(a)
0.45%
(b)
0.45%
(c)
0.45%
(c)
0.45%
(c)
0.45% 0.45%
Total net expenses
(a)(d)
0.45%
(b)
0.45%
(c)
0.45%
(c)
0.45%
(c)
0.45% 0.45%
Net investment income 3.02%
(b)
3.07% 3.08% 3.43% 3.11% 2.71%
Supplemental data
Net assets, end of
period
(in thousands) $5,167 $5,389 $4,217 $5,157 $13,343 $12,239
Portfolio turnover 44% 90% 98% 76% 82% 87%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) Annualized.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Sustainable U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2022
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$36.97 $25.42 $28.60 $28.25 $30.30 $25.86
Income (loss) from investment operations:
Net investment income 0.49 0.86 0.78 0.80 0.77 0.73
Net realized and unrealized gain (loss) 0.33 11.53 (3.15) 1.44 0.64 4.72
Total from investment operations 0.82 12.39 (2.37) 2.24 1.41 5.45
Less distributions to shareholders:
Net investment income (0.37) (0.84) (0.74) (0.78) (0.75) (0.67)
Net realized gains (0.24) – (0.07) (1.11) (2.71) (0.34)
Total distribution to shareholders (0.61) (0.84) (0.81) (1.89) (3.46) (1.01)
Net asset value, end of period $37.18 $36.97 $25.42 $28.60 $28.25 $30.30
Total Return at NAV 2.20% 49.08% (8.18)% 9.19% 4.35% 21.36%
Total Return at Market 2.09% 50.13% (8.64)% 9.04% 4.51% 21.40%
Ratios to average net assets:
Total gross expenses
(a)
0.35%
(b)
0.35% 0.35% 0.35%
(c)
0.35% 0.35%
Total net expenses
(a)(d)
0.35%
(b)
0.35% 0.35% 0.35%
(c)
0.35% 0.35%
Net investment income 2.61%
(b)
2.55% 2.98% 2.94% 2.55% 2.53%
Supplemental data
Net assets, end of
period
(in thousands) $27,889 $5,545 $5,084 $4,291 $4,239 $3,031
Portfolio turnover 28% 77% 77% 56% 61% 55%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) Annualized.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 19
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity
Income ETF. Each Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report 2022
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 21
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2022
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 5,093,096 387,875 (362,933) 24,942
Columbia Sustainable U.S. Equity Income ETF 27,268,187 2,078,058 (1,495,353) 582,705
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Sustainable International Equity Income ETF - 798,296 798,296
Columbia Research Enhanced Value ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 23
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2022, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2022, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Sustainable International Equity Income ETF 2,326,697 2,353,339
Columbia Sustainable U.S. Equity Income ETF 5,833,950 5,950,953
Funds Contributions ($)
Columbia Sustainable International Equity Income ETF -
Columbia Sustainable U.S. Equity Income ETF 23,648,437
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable International Equity Income ETF - - -
Columbia Sustainable U.S. Equity Income ETF 1,565,681 1,887,912 322,231

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2022
pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Columbia Sustainable International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the
Fund was more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe.
Columbia Sustainable International Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one
European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private and public sectors’ debt problems of a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan
. Columbia Sustainable International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 25
characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2022
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 27
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through
December 31, 2021, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
28 Strategic Beta ETFs | Semiannual Report 2022
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR271_10_M01_(06/22)
CET001579
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2022 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

Strategic Beta ETFs | Semiannual Report 2022

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Financial Highlights 24
Notes to Financial Statements 25
Liquidity Risk Management Program 33
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. Effective
August 24, 2021, the Bloomberg Barclays U.S. Aggregate Bond Index was re-branded as the Bloomberg
U.S. Aggregate Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/12/17 -12.97 -12.12 1.00
Net Asset Value 10/12/17 -12.03 -11.13 1.22
{
Beta Advantage®
}
Multi-Sector Bond
Index -12.64 -11.56 1.25
Bloomberg U.S Aggregate Bond
Index -9.47 -8.51 0.98

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2022
Quality breakdown (%) (at April 30, 2022)
AAA rating 22.3
A rating 0.0
(a)
BBB rating 19.4
BB rating 19.7
B rating 11.5
Not rated 27.1
Total 100.0
(a) Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2022 )
Corporate Bonds 44.4
Foreign Government Obligations 21.5
U.S. Government & Agency Obligations 13.3
U.S. Treasury Obligations 19.7
Money Market Funds 1.1
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021 — April 30, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 879.70 1,023.41 1.30 1.40 0.28

PORTFOLIO OF INVESTMENTS
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds 50 .2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.2%
Arconic Corp.
6.125%, 02/15/28
(a)
1,000,000 967,725
Boeing Co. (The)
5.040%, 05/01/27 440,000 446,071
5.150%, 05/01/30 1,820,000 1,812,588
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 157,183
4.400%, 06/15/28 400,000 401,148
Oshkosh Corp.
3.100%, 03/01/30 504,000 444,114
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 676,129
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
939,000 953,656
Teledyne Technologies, Inc.
2.750%, 04/01/31 500,000 434,239
Textron, Inc.
3.000%, 06/01/30 62,000 55,814
3.900%, 09/17/29 12,000 11,638
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,156,000 3,160,035
8.000%, 12/15/25
(a)
1,054,000 1,097,373
Total 10,617,713
Airlines 1.3%
Air Canada
3.875%, 08/15/26
(a)
165,000 152,559
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,930,000 1,912,839
5.750%, 04/20/29
(a)
3,098,000 2,988,932
Delta Air Lines, Inc.
7.375%, 01/15/26 1,560,000 1,661,757
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
1,143,000 1,115,578
Southwest Airlines Co.
2.625%, 02/10/30 193,000 167,208
5.125%, 06/15/27 623,000 644,158
United Airlines, Inc.
4.375%, 04/15/26
(a)
1,142,000 1,100,430
4.625%, 04/15/29
(a)
2,360,000 2,168,330
Total 11,911,791
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 218,000 199,965
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 500,000 400,598
UDR, Inc.
3.000%, 08/15/31 240,000 213,797
Series MTN, 3.200%, 01/15/30 220,000 202,865
Total 1,017,225
Automotive 0.7%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
740,000 640,396
Aptiv PLC
4.350%, 03/15/29 100,000 97,906
BorgWarner, Inc.
2.650%, 07/01/27 200,000 185,963
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
611,000 619,664
Ford Motor Co.
3.250%, 02/12/32 1,513,000 1,228,521
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.346%, 12/08/26 7,000 6,719
Ford Motor Credit Co. LLC
3.375%, 11/13/25 2,000,000 1,885,720
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 453,298
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 805,000 713,267
Lear Corp.
4.250%, 05/15/29 100,000 96,693
Total 5,928,147
Banking 1.6%
Ally Financial, Inc.
5.750%, 11/20/25 17,000 17,470
Banco Santander SA
2.749%, 12/03/30 400,000 330,188
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 504,834
Bank of America Corp.
2.482%, 09/21/36 800,000 642,929
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 356,694
Barclays PLC
4.836%, 05/09/28 700,000 690,121
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 251,108
Capital One Financial Corp.
2.359%, (SOFRRATE + 1.337%),
07/29/32
(b)
500,000 401,345
3.750%, 07/28/26 4,000 3,906
Citizens Financial Group, Inc.
2.638%, 09/30/32 414,000 342,786
3.250%, 04/30/30 100,000 91,594
Deutsche Bank AG
4.500%, 04/01/25 500,000 489,923
Deutsche Bank AG/New York NY
3.035%, (SOFRRATE + 1.718%),
05/28/32
(b)
750,000 627,156
3.547%, (SOFRRATE + 3.043%),
09/18/31
(b)
300,000 264,867
3.729%, 01/14/32 1,400,000 1,156,986
4.875%, 12/01/32 200,000 183,708
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 400,025
Fifth Third Bancorp
2.550%, 05/05/27 336,000 313,987
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
500,000 474,400
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(a),(b)
198,000 164,203
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
375,000 373,247
KeyCorp
Series MTN, 2.250%, 04/06/27 402,000 371,009
Series MTN, 2.550%, 10/01/29 242,000 216,038
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
708,000 567,296

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
500,000 501,262
NatWest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 199,557
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 549,720
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 216,000 177,245
3.202%, 09/17/29 90,000 81,924
SVB Financial Group
1.800%, 02/02/31 64,000 51,294
3.125%, 06/05/30 200,000 179,646
Synchrony Financial
5.150%, 03/19/29 265,000 264,087
UniCredit SpA
5.459%, 06/30/35
(a)
2,100,000 1,899,734
7.296%, 04/02/34
(a)
400,000 405,683
Westpac Banking Corp.
2.668%, 11/15/35 339,000 278,131
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 147,099
Total 13,971,202
Brokerage/Asset Managers/Exchanges 0.5%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 92,283
CI Financial Corp.
3.200%, 12/17/30 440,000 373,720
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
960,000 766,034
3.625%, 10/01/31
(a)
650,000 480,715
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
600,000 546,740
Jefferies Group LLC
2.750%, 10/15/32 150,000 122,655
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 285,774
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
800,000 728,731
Nasdaq, Inc.
1.650%, 01/15/31 480,000 384,683
Nomura Holdings, Inc.
2.679%, 07/16/30 400,000 344,211
3.103%, 01/16/30 200,000 179,496
Stifel Financial Corp.
4.000%, 05/15/30 180,000 170,111
Total 4,475,153
Building Materials 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
907,000 774,556
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29 180,000 162,811
Martin Marietta Materials, Inc.
2.400%, 07/15/31 500,000 422,136
Masco Corp.
2.000%, 02/15/31 540,000 438,888
Owens Corning
3.875%, 06/01/30 200,000 190,741
Standard Industries, Inc.
3.375%, 01/15/31
(a)
939,000 747,015
4.375%, 07/15/30
(a)
925,000 773,016
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vulcan Materials Co.
3.500%, 06/01/30 216,000 203,746
Total 3,712,909
Cable and Satellite 2.7%
Altice Financing SA
5.000%, 01/15/28
(a)
2,840,000 2,393,620
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
2,870,000 2,562,276
5.125%, 05/01/27
(a)
1,448,000 1,410,839
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 677,227
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,800,000 1,761,346
CSC Holdings LLC
4.500%, 11/15/31
(a)
2,000,000 1,645,438
6.500%, 02/01/29
(a)
550,000 525,420
DISH DBS Corp.
5.250%, 12/01/26
(a)
1,810,000 1,664,793
5.750%, 12/01/28
(a)
2,220,000 1,991,262
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,500,000 1,413,431
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
556,000 553,183
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
510,000 470,594
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
2,045,000 1,973,150
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 191,116
UPC Broadband Finco BV
4.875%, 07/15/31
(a)
1,600,000 1,405,800
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,500,000 1,397,058
VZ Secured Financing BV
5.000%, 01/15/32
(a)
1,000,000 873,485
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 886,836
Total 23,796,874
Chemicals 0.3%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,030,000 983,248
Dow Chemical Co. (The)
2.100%, 11/15/30 120,000 101,842
4.800%, 11/30/28 145,000 149,534
FMC Corp.
3.450%, 10/01/29 310,000 289,567
Huntsman International LLC
2.950%, 06/15/31 50,000 43,321
LYB International Finance III LLC
2.250%, 10/01/30 100,000 85,097
NewMarket Corp.
2.700%, 03/18/31 100,000 85,627
Nutrien Ltd.
2.950%, 05/13/30 160,000 145,177
Sherwin-Williams Co. (The)
2.950%, 08/15/29 230,000 211,643
Westlake Corp.
3.375%, 06/15/30 114,000 106,093
Total 2,201,149

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
960,000 835,946
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,108,299
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 938,246
4.875%, 01/15/28 1,199,000 1,166,975
Total 4,049,466
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
776,000 660,064
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26
(a)
597,000 577,006
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
3,000,000 2,656,515
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 447,333
Block Financial LLC
2.500%, 07/15/28 90,000 79,674
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
824,000 737,097
eBay, Inc.
2.600%, 05/10/31 480,000 415,371
2.700%, 03/11/30 50,000 44,199
Expedia Group, Inc.
2.950%, 03/15/31 50,000 42,945
4.625%, 08/01/27 504,000 506,445
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
1,132,000 969,858
5.750%, 04/15/26
(a)
459,000 441,184
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, 04/15/30
(a)
408,000 330,606
Service Corp International
3.375%, 08/15/30 760,000 656,996
Total 8,565,293
Consumer Products 0.2%
GSK Consumer Healthcare Capital US LLC
3.625%, 03/24/32
(a)
1,000,000 940,811
Hasbro, Inc.
3.900%, 11/19/29 376,000 358,369
Newell Brands, Inc.
4.450%, 04/01/26 19,000 18,790
Whirlpool Corp.
2.400%, 05/15/31 380,000 322,458
4.750%, 02/26/29 63,000 63,881
Total 1,704,309
Diversified Manufacturing 0.7%
Carlisle Cos., Inc.
2.750%, 03/01/30 500,000 439,528
3.750%, 12/01/27 4,000 3,898
Carrier Global Corp.
2.722%, 02/15/30 605,000 534,622
Dover Corp.
2.950%, 11/04/29 80,000 74,401
Flowserve Corp.
3.500%, 10/01/30 128,000 114,667
Johnson Controls International PLC
3.900%, 02/14/26 73,000 73,066
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Raytheon Technologies Corp.
4.125%, 11/16/28 276,000 276,121
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 183,834
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
1,150,000 1,078,651
Vertiv Group Corp.
4.125%, 11/15/28
(a)
1,000,000 871,529
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
720,000 747,531
7.250%, 06/15/28
(a)
1,717,000 1,784,341
Xylem, Inc.
1.950%, 01/30/28 240,000 216,563
2.250%, 01/30/31 160,000 138,412
Total 6,537,164
Electric 2.0%
AES Corp. (The)
2.450%, 01/15/31 500,000 414,448
Ameren Corp.
3.500%, 01/15/31 160,000 149,826
American Electric Power Co., Inc.
2.300%, 03/01/30 400,000 345,603
Series J, 4.300%, 12/01/28 85,000 84,445
Avangrid, Inc.
3.800%, 06/01/29 164,000 159,134
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 987,809
5.125%, 03/15/28
(a)
1,020,000 926,572
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
1,425,000 1,225,354
4.750%, 03/15/28
(a)
140,000 133,182
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 230,665
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 421,050
4.250%, 06/01/28 188,000 187,838
DTE Energy Co.
Series C, 3.400%, 06/15/29 291,000 272,244
Duke Energy Corp.
2.450%, 06/01/30 752,000 654,963
Edison International
5.750%, 06/15/27 263,000 273,102
Entergy Corp.
2.400%, 06/15/31 380,000 317,793
Evergy, Inc.
2.900%, 09/15/29 400,000 364,632
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 393,899
Exelon Corp.
4.050%, 04/15/30 240,000 234,775
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 1,290,000 1,251,730
IPALCO Enterprises, Inc.
4.250%, 05/01/30 140,000 132,873
NextEra Energy Capital Holdings, Inc.
1.900%, 06/15/28 500,000 441,349
2.250%, 06/01/30 520,000 445,686
NRG Energy, Inc.
3.625%, 02/15/31
(a)
760,000 634,387
3.875%, 02/15/32
(a)
1,000,000 835,221

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pacific Gas and Electric Co.
2.500%, 02/01/31 1,330,000 1,053,574
4.550%, 07/01/30 510,000 472,079
PG&E Corp.
5.000%, 07/01/28 284,000 261,471
5.250%, 07/01/30 1,400,000 1,275,334
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 161,995
Puget Energy, Inc.
4.100%, 06/15/30 240,000 229,613
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 509,628
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
770,000 738,903
5.625%, 02/15/27
(a)
1,202,000 1,185,615
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 164,279
Xcel Energy, Inc.
2.600%, 12/01/29 380,000 337,661
Total 17,908,732
Environmental 0.2%
Republic Services, Inc.
1.750%, 02/15/32 150,000 120,439
2.375%, 03/15/33 500,000 417,597
Waste Connections, Inc.
4.250%, 12/01/28 367,000 368,136
Waste Management, Inc.
1.150%, 03/15/28 500,000 430,049
1.500%, 03/15/31 131,000 106,287
Total 1,442,508
Finance Companies 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 2,500,000 2,078,387
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 400,000 384,696
Aon Corp.
2.800%, 05/15/30 400,000 356,446
Ares Capital Corp.
3.875%, 01/15/26 190,000 182,566
First American Financial Corp.
4.000%, 05/15/30 80,000 76,313
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
700,000 667,555
GATX Corp.
4.700%, 04/01/29 86,000 87,507
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,274,837 1,107,091
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 344,816
Oaktree Specialty Lending Corp.
2.700%, 01/15/27 150,000 133,097
OneMain Finance Corp.
6.125%, 03/15/24 50,000 50,187
7.125%, 03/15/26 2,231,000 2,270,836
Owl Rock Capital Corp.
2.625%, 01/15/27 380,000 335,366
3.400%, 07/15/26 68,000 62,805
Owl Rock Capital Corp. III
3.125%, 04/13/27
(a)
100,000 86,640
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
1,020,000 961,209
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
881,000 743,665
Total 9,929,182
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 634,000 602,276
Aramark Services, Inc.
5.000%, 02/01/28
(a)
2,093,000 1,952,684
B&G Foods, Inc.
5.250%, 04/01/25 620,000 590,269
Campbell Soup Co.
2.375%, 04/24/30 184,000 158,639
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 386,561
Constellation Brands, Inc.
3.150%, 08/01/29 200,000 183,885
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 100,557
General Mills, Inc.
4.200%, 04/17/28 430,000 433,547
Ingredion, Inc.
2.900%, 06/01/30 455,000 405,294
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
74,000 73,187
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 104,030
Kraft Heinz Foods Co.
3.000%, 06/01/26 668,000 638,299
3.750%, 04/01/30 750,000 711,733
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 36,913
2.500%, 04/15/30 532,000 467,525
Mondelez International, Inc.
2.750%, 04/13/30 175,000 156,886
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
500,000 444,819
5.500%, 10/15/27
(a)
1,017,000 986,312
Pilgrim's Pride Corp.
4.250%, 04/15/31
(a)
1,110,000 1,008,830
Post Holdings, Inc.
4.500%, 09/15/31
(a)
3,106,000 2,590,401
Sysco Corp.
5.950%, 04/01/30 352,000 383,281
US Foods, Inc.
6.250%, 04/15/25
(a)
500,000 514,095
Total 12,930,023
Foreign Agencies 5.6%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,361,141
5.125%, 03/14/28 1,000,000 1,015,275
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 3,036,000 2,434,561
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 900,000 860,835
Series REGS, 4.848%, 09/26/28 3,350,000 3,440,600
Ecopetrol SA
4.625%, 11/02/31 5,960,000 4,989,617
6.875%, 04/29/30 826,000 816,077
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,555,349

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 664,466
Indian Railway Finance Corp. Ltd.
Series REGS, 2.800%, 02/10/31 1,000,000 832,404
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 2,300,000 2,295,176
Series REGS, 6.530%, 11/15/28 800,000 870,870
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 958,230
Series REGS, 5.375%, 04/24/30 3,630,000 3,526,423
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 931,888
Series REGS, 3.650%, 07/30/29 1,600,000 1,517,563
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 627,717
Series REGS, 5.450%, 05/21/28 2,700,000 2,790,058
Petrobras Global Finance BV
5.093%, 01/15/30 1,305,000 1,265,874
5.600%, 01/03/31 5,020,000 4,931,868
Petroleos Mexicanos
6.500%, 03/13/27 4,053,000 3,883,456
6.700%, 02/16/32 4,862,000 4,201,662
6.840%, 01/23/30 1,407,000 1,287,874
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 1,230,000 1,104,693
4.500%, 06/18/29 2,000,000 1,886,550
Total 50,050,227
Gaming 1.5%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,280,000 2,305,733
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,281,005
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 641,000 593,854
Las Vegas Sands Corp.
3.900%, 08/08/29 447,000 385,330
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 700,000 625,393
5.375%, 12/04/29
(a)
1,200,000 965,872
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 636,773
Sands China Ltd.
5.400%, 08/08/28 300,000 282,738
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
1,000,000 685,402
VICI Properties LP
5.125%, 05/15/32 500,000 496,110
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 706,819
4.625%, 12/01/29
(a)
880,000 823,528
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,120,000 1,031,490
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
2,100,000 1,658,862
5.625%, 08/26/28
(a)
1,000,000 802,857
Total 13,281,766
Health Care 3.0%
Agilent Technologies, Inc.
2.300%, 03/12/31 290,000 243,503
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
AmerisourceBergen Corp.
2.700%, 03/15/31 200,000 174,589
Baxter International, Inc.
2.539%, 02/01/32
(a)
500,000 428,300
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 247,269
Boston Scientific Corp.
2.650%, 06/01/30 710,000 632,448
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
2,434,000 2,321,975
8.000%, 03/15/26
(a)
830,000 858,684
Cigna Corp.
2.400%, 03/15/30 240,000 210,432
4.375%, 10/15/28 510,000 512,510
CommonSpirit Health
2.782%, 10/01/30 90,000 79,908
3.347%, 10/01/29 120,000 111,777
CVS Health Corp.
3.250%, 08/15/29 1,320,000 1,229,331
DaVita, Inc.
3.750%, 02/15/31
(a)
1,962,000 1,598,551
4.625%, 06/01/30
(a)
1,756,000 1,530,866
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 451,362
HCA, Inc.
2.375%, 07/15/31 500,000 411,681
3.500%, 09/01/30 1,686,000 1,511,407
4.125%, 06/15/29 488,000 468,020
5.625%, 09/01/28 2,166,000 2,238,666
5.875%, 02/15/26 17,000 17,612
Hologic, Inc.
3.250%, 02/15/29
(a)
944,000 841,788
Illumina, Inc.
2.550%, 03/23/31 408,000 345,337
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 892,941
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 68,935
3.600%, 09/01/27 190,000 186,754
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/29
(a)
3,390,000 2,963,894
Ochsner LSU Health System of North Louisiana
Series 2021, 2.510%, 05/15/31 190,000 157,011
PerkinElmer, Inc.
3.300%, 09/15/29 400,000 367,410
Prime Healthcare Services, Inc.
7.250%, 11/01/25
(a)
80,000 80,200
Quest Diagnostics, Inc.
2.800%, 06/30/31 500,000 437,083
Sabra Health Care LP
3.900%, 10/15/29 200,000 184,049
Smith & Nephew PLC
2.032%, 10/14/30 180,000 145,368
Stryker Corp.
1.950%, 06/15/30 610,000 517,556
Tenet Healthcare Corp.
4.875%, 01/01/26
(a)
752,000 733,113
6.250%, 02/01/27
(a)
2,250,000 2,233,654
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31 500,000 420,808

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 421,281
Total 26,276,073
Healthcare Insurance 0.6%
Anthem, Inc.
2.550%, 03/15/31 500,000 438,917
Centene Corp.
4.250%, 12/15/27 909,000 881,694
4.625%, 12/15/29 3,767,000 3,650,342
Humana, Inc.
2.150%, 02/03/32 500,000 411,866
Total 5,382,819
Healthcare REIT 0.6%
Diversified Healthcare Trust
9.750%, 06/15/25 620,000 649,726
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 219,370
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 696,000 625,625
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 136,981
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,072,248
4.625%, 08/01/29 285,000 261,834
5.000%, 10/15/27 684,000 656,272
National Health Investors, Inc.
3.000%, 02/01/31 364,000 294,144
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 380,000 302,520
3.625%, 10/01/29 276,000 245,164
Physicians Realty LP
2.625%, 11/01/31 150,000 126,599
Ventas Realty LP
3.000%, 01/15/30 260,000 232,893
4.400%, 01/15/29 97,000 96,534
Welltower, Inc.
2.800%, 06/01/31 500,000 442,181
Total 5,362,091
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 85,921
NVR, Inc.
3.000%, 05/15/30 90,000 80,263
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.750%, 01/15/29
(a)
400,000 336,602
Total 502,786
Independent Energy 1.7%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,030
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,525,000 1,468,971
6.750%, 03/01/29
(a)
304,000 307,233
ConocoPhillips
4.300%, 08/15/28
(a)
46,000 47,170
Coterra Energy, Inc.
4.375%, 03/15/29
(a)
230,000 229,490
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
907,000 906,956
Devon Energy Corp.
4.500%, 01/15/30 512,000 505,479
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Diamondback Energy, Inc.
3.500%, 12/01/29 604,000 563,419
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
1,127,000 1,129,898
EQT Corp.
7.500%, 02/01/30 500,000 553,869
Matador Resources Co.
5.875%, 09/15/26 160,000 156,996
MEG Energy Corp.
7.125%, 02/01/27
(a)
981,000 996,200
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 198,612
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
2,179,000 2,107,440
Occidental Petroleum Corp.
3.500%, 08/15/29 1,141,000 1,071,716
6.625%, 09/01/30 2,000,000 2,168,178
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 539,521
Southwestern Energy Co.
4.750%, 02/01/32 2,000,000 1,892,119
TechnipFMC PLC
6.500%, 02/01/26
(a)
219,000 227,761
Total 15,114,058
Industrials 0.0%
Canadian Pacific Railway Co.
2.050%, 03/05/30 100,000 86,611
Industy 0.1%
Otis Worldwide Corp.
2.565%, 02/15/30 956,000 836,942
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
320,000 314,718
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(a)
5,234,000 4,764,493
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
900,000 904,715
Life Time, Inc.
5.750%, 01/15/26
(a)
240,000 233,193
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
890,000 917,029
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
972,000 886,572
10.875%, 06/01/23
(a)
600,000 627,984
11.500%, 06/01/25
(a)
780,000 848,189
Total 9,182,175
Life Insurance 0.1%
Athene Holding Ltd.
3.500%, 01/15/31 360,000 318,775
6.150%, 04/03/30 192,000 202,194
Globe Life, Inc.
2.150%, 08/15/30 200,000 168,732
Lincoln National Corp.
3.050%, 01/15/30 392,000 358,048
Total 1,047,749
Lodging 0.4%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 183,120

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,295,000 1,946,247
Hyatt Hotels Corp.
4.375%, 09/15/28 466,000 450,879
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 604,721
Total 3,184,967
Materials 0.0%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 72,140
Media and Entertainment 2.0%
Activision Blizzard, Inc.
1.350%, 09/15/30 271,000 220,412
AMC Networks, Inc.
4.250%, 02/15/29 400,000 349,026
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
1,007,000 946,999
Discovery Communications LLC
4.125%, 05/15/29 512,000 489,503
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 199,121
Fox Corp.
3.500%, 04/08/30 436,000 404,035
4.709%, 01/25/29 80,000 80,417
Gray Escrow II, Inc.
5.375%, 11/15/31
(a)
1,000,000 875,915
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 80,000 67,796
4.750%, 03/30/30 40,000 40,619
Magallanes, Inc.
4.279%, 03/15/32
(a)
2,000,000 1,861,855
Netflix, Inc.
4.875%, 04/15/28 28,000 27,489
5.875%, 11/15/28 2,866,000 2,950,437
News Corp.
3.875%, 05/15/29
(a)
692,000 623,029
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
2,370,000 2,157,848
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
885,000 857,212
Paramount Global
4.950%, 01/15/31 626,000 620,307
RELX Capital, Inc.
3.000%, 05/22/30 290,000 261,957
ROBLOX Corp.
3.875%, 05/01/30
(a)
800,000 686,994
TEGNA, Inc.
4.625%, 03/15/28 280,000 269,608
5.000%, 09/15/29 1,325,000 1,286,328
Twitter, Inc.
5.000%, 03/01/30
(a)
500,000 511,179
Univision Communications, Inc.
4.500%, 05/01/29
(a)
1,225,000 1,099,710
6.625%, 06/01/27
(a)
930,000 935,634
Total 17,823,430
Media Cable 0.5%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
2,620,000 2,470,564
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
1,400,000 1,275,167
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
500,000 452,116
Total 4,197,847
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
774,000 811,318
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
1,154,000 1,021,512
Freeport-McMoRan, Inc.
4.625%, 08/01/30 496,000 478,968
Newmont Corp.
2.250%, 10/01/30 617,000 526,909
Novelis Corp.
4.750%, 01/30/30
(a)
1,120,000 1,029,382
Nucor Corp.
2.700%, 06/01/30 400,000 357,008
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 84,503
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 283,848
3.450%, 04/15/30 300,000 280,415
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 373,622
Total 5,247,485
Midstream 2.3%
Boardwalk Pipelines LP
3.400%, 02/15/31 300,000 265,472
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 94,119
Cheniere Energy Partners LP
4.000%, 03/01/31 1,760,000 1,593,610
4.500%, 10/01/29 1,019,000 975,978
Cheniere Energy, Inc.
4.625%, 10/15/28 1,880,000 1,827,067
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 692,565
DCP Midstream Operating LP
5.375%, 07/15/25 655,000 661,481
DT Midstream, Inc.
4.125%, 06/15/29
(a)
1,284,000 1,165,880
4.375%, 06/15/31
(a)
400,000 358,987
Enbridge, Inc.
3.125%, 11/15/29 724,000 667,948
Energy Transfer LP
4.950%, 05/15/28 182,000 182,328
5.250%, 04/15/29 494,000 502,505
Enterprise Products Operating LLC
2.800%, 01/31/30 420,000 381,202
4.150%, 10/16/28 219,000 218,199
EQM Midstream Partners LP
4.750%, 07/15/23 19,000 18,931
4.750%, 01/15/31
(a)
750,000 670,372
6.500%, 07/01/27
(a)
1,484,000 1,497,143
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 300,000 294,741
ITT Holdings LLC
6.500%, 08/01/29
(a)
278,000 246,038
Kinder Morgan, Inc.
2.000%, 02/15/31 512,000 422,172
MPLX LP
2.650%, 08/15/30 222,000 190,950

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.125%, 03/01/27 331,000 327,992
National Fuel Gas Co.
2.950%, 03/01/31 300,000 256,264
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
2,224,000 2,096,104
ONEOK, Inc.
4.350%, 03/15/29 8,000 7,780
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 110,877
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 345,000 315,781
3.800%, 09/15/30 500,000 461,698
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 336,847
5.000%, 03/15/27 116,000 118,707
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32 848,000 770,508
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 495,774
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
400,000 365,251
4.125%, 08/15/31
(a)
630,000 574,714
Western Midstream Operating LP
3.600%, 02/01/25 600,000 573,978
4.550%, 02/01/30 40,000 36,852
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 414,196
3.500%, 11/15/30 300,000 278,528
Total 20,469,539
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 384,000 373,068
3.600%, 05/01/30 240,000 223,872
Sempra Energy
3.400%, 02/01/28 547,000 524,029
Total 1,120,969
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 732,000 663,054
Corporate Office Properties LP
2.000%, 01/15/29 500,000 418,942
Highwoods Realty LP
2.600%, 02/01/31 136,000 115,327
Kilroy Realty LP
3.050%, 02/15/30 228,000 203,536
Office Properties Income Trust
2.400%, 02/01/27 45,000 38,946
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 219,398
Total 1,659,203
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 278,583
Other Financial Institutions 0.3%
Blackstone Secured Lending Fund
2.125%, 02/15/27
(a)
444,000 385,808
2.850%, 09/30/28
(a)
150,000 125,902
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 720,000 672,839
6.250%, 05/15/26 1,149,000 1,137,896
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
710,000 648,508
Total 2,970,953
Other Industry 0.1%
AECOM
5.125%, 03/15/27 115,000 113,728
II-VI, Inc.
5.000%, 12/15/29
(a)
860,000 806,630
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 99,228
Total 1,019,586
Other REIT 0.5%
American Campus Communities Operating Partnership LP
3.875%, 01/30/31 144,000 145,720
Broadstone Net Lease LLC
2.600%, 09/15/31 20,000 16,683
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 366,885
CubeSmart LP
2.000%, 02/15/31 50,000 41,603
4.375%, 02/15/29 260,000 260,823
Digital Realty Trust LP
3.600%, 07/01/29 146,000 137,422
Duke Realty LP
1.750%, 02/01/31 150,000 123,354
EPR Properties
3.600%, 11/15/31 150,000 127,085
3.750%, 08/15/29 222,000 197,110
Extra Space Storage LP
2.550%, 06/01/31 240,000 204,776
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
867,000 799,745
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 364,434
Life Storage LP
2.200%, 10/15/30 240,000 200,314
LXP Industrial Trust
2.700%, 09/15/30 236,000 204,574
Safehold Operating Partnership LP
2.800%, 06/15/31 380,000 319,128
Service Properties Trust
4.350%, 10/01/24 500,000 462,682
WP Carey, Inc.
2.400%, 02/01/31 500,000 423,094
Total 4,395,432
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 142,686
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 268,165
Total 410,851
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 225,286
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
4.000%, 09/01/29
(a)
1,600,000 1,370,777
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 742,077

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Avery Dennison Corp.
2.650%, 04/30/30 444,000 388,044
Ball Corp.
2.875%, 08/15/30 860,000 723,738
5.250%, 07/01/25 510,000 523,131
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 500,000 498,611
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
29,000 28,317
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
1,040,000 906,026
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 193,301
Total 5,599,308
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 612,000 569,359
Packaging Corp. of America
3.000%, 12/15/29 608,000 559,743
Rayonier LP
2.750%, 05/17/31 150,000 130,054
Suzano Austria GmbH
3.750%, 01/15/31 894,000 777,970
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 84,799
WRKCo, Inc.
3.000%, 06/15/33 280,000 243,178
Total 2,365,103
Pharmaceuticals 1.4%
AbbVie, Inc.
3.200%, 11/21/29 2,284,000 2,129,199
Amgen, Inc.
2.200%, 02/21/27 490,000 454,397
Bausch Health Americas, Inc.
8.500%, 01/31/27
(a)
455,000 430,774
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
2,487,000 2,405,667
Biogen, Inc.
2.250%, 05/01/30 520,000 434,394
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 399,316
1.650%, 10/01/30 300,000 248,460
Mylan, Inc.
4.550%, 04/15/28 70,000 68,001
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
2,000,000 1,857,828
5.125%, 04/30/31
(a)
1,840,000 1,664,155
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 420,000 341,352
Royalty Pharma PLC
1.750%, 09/02/27 320,000 281,354
2.200%, 09/02/30 100,000 83,628
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 1,200,000 1,013,696
5.000%, 11/26/28 200,000 208,588
Viatris, Inc.
2.700%, 06/22/30 568,000 471,608
Zoetis, Inc.
2.000%, 05/15/30 280,000 241,069
Total 12,733,486
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Property & Casualty 0.4%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 162,906
Assurant, Inc.
2.650%, 01/15/32 760,000 619,271
Brown & Brown, Inc.
2.375%, 03/15/31 300,000 249,134
CNA Financial Corp.
3.900%, 05/01/29 420,000 404,637
Enstar Group Ltd.
3.100%, 09/01/31 455,000 380,784
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 267,540
Fidelity National Financial, Inc.
2.450%, 03/15/31 160,000 132,745
3.400%, 06/15/30 260,000 235,983
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 69,200
Markel Corp.
3.350%, 09/17/29 330,000 310,323
Willis North America, Inc.
4.500%, 09/15/28 381,000 380,124
Total 3,212,647
Railroads 0.1%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 435,081
CSX Corp.
3.250%, 06/01/27 197,000 190,388
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 306,498
Total 931,967
Real Estate 0.0%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 505,000 413,183
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 10,000 9,620
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 39,000 34,262
9.250%, 05/15/25
(a)
994,000 1,030,056
Valero Energy Corp.
4.350%, 06/01/28 227,000 225,806
Total 1,299,744
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(a)
995,000 915,400
4.000%, 10/15/30
(a)
2,280,000 1,950,279
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 558,000 504,957
Starbucks Corp.
2.550%, 11/15/30 940,000 816,061
Yum! Brands, Inc.
3.625%, 03/15/31 950,000 816,871
4.625%, 01/31/32 983,000 897,141
Total 5,900,709
Retail 0.1%
Genuine Parts Co.
1.875%, 11/01/30 700,000 568,597
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 79,394

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Brixmor Operating Partnership LP
4.050%, 07/01/30 360,000 340,390
4.125%, 05/15/29 110,000 106,612
Federal Realty Investment Trust
3.500%, 06/01/30 300,000 279,002
Kimco Realty Corp.
2.700%, 10/01/30 50,000 44,530
Kite Realty Group Trust
4.750%, 09/15/30 195,000 192,589
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 148,882
Regency Centers LP
2.950%, 09/15/29 50,000 45,640
3.700%, 06/15/30 370,000 346,923
Spirit Realty LP
3.200%, 02/15/31 400,000 354,082
STORE Capital Corp.
2.750%, 11/18/30 240,000 205,769
Total 2,143,813
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 222,000 210,305
AutoNation, Inc.
4.750%, 06/01/30 120,000 117,986
AutoZone, Inc.
4.000%, 04/15/30 360,000 348,836
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
1,176,000 1,171,102
Best Buy Co., Inc.
1.950%, 10/01/30 380,000 315,240
Dollar General Corp.
3.500%, 04/03/30 540,000 505,961
3.875%, 04/15/27 37,000 37,049
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 516,908
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
1,000,000 876,984
Lowe's Cos., Inc.
2.625%, 04/01/31 240,000 209,545
3.650%, 04/05/29 449,000 433,391
Michaels Cos., Inc. (The)
5.250%, 05/01/28
(a)
1,300,000 1,117,793
O'Reilly Automotive, Inc.
4.200%, 04/01/30 200,000 195,965
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,500,000 1,395,215
Ross Stores, Inc.
1.875%, 04/15/31 150,000 123,403
Total 7,575,683
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,512,000 1,272,780
4.625%, 01/15/27
(a)
1,395,000 1,306,661
Kroger Co. (The)
3.700%, 08/01/27 199,000 197,174
Total 2,776,615
Technology 3.7%
Amdocs Ltd.
2.538%, 06/15/30 160,000 137,719
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Amphenol Corp.
2.800%, 02/15/30 416,000 372,649
Autodesk, Inc.
2.850%, 01/15/30 120,000 107,381
Avaya, Inc.
6.125%, 09/15/28
(a)
636,000 587,917
Avnet, Inc.
3.000%, 05/15/31 45,000 38,498
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 649,866
Block, Inc.
3.500%, 06/01/31
(a)
1,930,000 1,615,780
Broadcom, Inc.
3.137%, 11/15/35
(a)
500,000 400,803
3.469%, 04/15/34
(a)
1,150,000 975,756
Broadridge Financial Solutions, Inc.
2.600%, 05/01/31 170,000 145,468
2.900%, 12/01/29 180,000 161,038
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 600,000 519,492
CGI, Inc.
2.300%, 09/14/31
(a)
120,000 97,601
Citrix Systems, Inc.
3.300%, 03/01/30 145,000 143,158
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
240,000 213,711
CommScope, Inc.
4.750%, 09/01/29
(a)
1,500,000 1,257,165
6.000%, 03/01/26
(a)
673,000 636,361
Dell International LLC / EMC Corp.
5.300%, 10/01/29 500,000 512,392
Equinix, Inc.
2.150%, 07/15/30 656,000 546,464
3.200%, 11/18/29 150,000 136,368
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 619,090
Fiserv, Inc.
3.500%, 07/01/29 762,000 712,385
Flex Ltd.
4.875%, 06/15/29 144,000 143,668
Fortinet, Inc.
2.200%, 03/15/31 540,000 445,968
Global Payments, Inc.
3.200%, 08/15/29 926,000 840,701
HP, Inc.
2.650%, 06/17/31 1,000,000 826,999
Imola Merger Corp.
4.750%, 05/15/29
(a)
2,046,000 1,909,892
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 232,523
5.250%, 07/15/30
(a)
1,433,000 1,315,315
Jabil, Inc.
3.000%, 01/15/31 250,000 215,885
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 114,632
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 298,205
Kyndryl Holdings, Inc.
2.700%, 10/15/28
(a)
150,000 123,940
3.150%, 10/15/31
(a)
240,000 187,075

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Leidos, Inc.
2.300%, 02/15/31 500,000 412,219
LogMeIn, Inc.
5.500%, 09/01/27
(a)
1,269,000 1,119,008
Marvell Technology, Inc.
2.950%, 04/15/31 600,000 521,514
Micron Technology, Inc.
4.185%, 02/15/27 76,000 75,548
4.663%, 02/15/30 410,000 405,183
Motorola Solutions, Inc.
4.600%, 05/23/29 380,000 372,735
MSCI, Inc.
3.875%, 02/15/31
(a)
620,000 556,137
4.000%, 11/15/29
(a)
808,000 743,664
NCR Corp.
5.125%, 04/15/29
(a)
1,214,000 1,148,664
NetApp, Inc.
2.700%, 06/22/30 380,000 330,857
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
510,000 464,549
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 856,891
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
866,000 771,199
Oracle Corp.
2.875%, 03/25/31 2,000,000 1,696,377
Qorvo, Inc.
4.375%, 10/15/29 534,000 494,350
Rakuten Group, Inc.
6.250%, 10/22/70
(a)
600,000 566,624
S&P Global, Inc.
4.250%, 05/01/29
(a)
26,000 26,157
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
750,000 759,200
Sensata Technologies BV
4.000%, 04/15/29
(a)
600,000 534,943
ServiceNow, Inc.
1.400%, 09/01/30 488,000 391,837
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,704,178
VMware, Inc.
2.200%, 08/15/31 626,000 508,849
3.900%, 08/21/27 9,000 8,806
Vontier Corp.
2.950%, 04/01/31 1,100,000 920,148
Western Digital Corp.
4.750%, 02/15/26 19,000 18,878
Western Union Co. (The)
2.750%, 03/15/31 160,000 136,305
Total 32,786,685
Tobacco 0.2%
Altria Group, Inc.
4.800%, 02/14/29 790,000 786,441
BAT Capital Corp.
2.259%, 03/25/28 860,000 736,410
Vector Group Ltd.
5.750%, 02/01/29
(a)
660,000 580,899
Total 2,103,750
Transportation Services 0.1%
FedEx Corp.
2.400%, 05/15/31 500,000 428,973
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.400%, 02/15/28 18,000 17,376
GXO Logistics, Inc.
2.650%, 07/15/31
(a)
190,000 156,742
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
446,000 456,384
Total 1,059,475
Wireless 2.0%
Altice Financing SA
5.750%, 08/15/29
(a)
500,000 422,391
Altice France SA
5.500%, 10/15/29
(a)
4,000,000 3,443,390
American Tower Corp.
1.875%, 10/15/30 250,000 199,409
3.800%, 08/15/29 19,000 17,786
Crown Castle International Corp.
2.100%, 04/01/31 400,000 324,153
3.650%, 09/01/27 195,000 187,115
SBA Communications Corp.
3.125%, 02/01/29 1,640,000 1,406,092
3.875%, 02/15/27 832,000 789,379
Sprint Corp.
7.625%, 03/01/26 1,168,000 1,271,527
T-Mobile USA, Inc.
3.500%, 04/15/31 690,000 614,834
3.750%, 04/15/27 547,000 532,589
3.875%, 04/15/30 2,954,000 2,795,953
4.750%, 02/01/28 1,420,000 1,401,732
VEON Holdings BV
3.375%, 11/25/27
(a)
1,700,000 1,100,484
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
800,000 690,213
VMware, Inc.
4.700%, 05/15/30 208,000 206,796
Vodafone Group PLC
7.000%, 04/04/79 1,878,000 1,988,524
Total 17,392,367
Wirelines 1.7%
AT&T, Inc.
2.550%, 12/01/33 1,650,000 1,367,109
4.300%, 02/15/30 495,000 496,930
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
660,000 602,568
5.875%, 10/15/27
(a)
1,464,000 1,401,794
Iliad Holding SASU
7.000%, 10/15/28
(a)
1,500,000 1,430,610
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
1,020,000 862,969
4.625%, 09/15/27
(a)
870,000 783,822
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
1,120,000 996,155
5.125%, 12/15/26
(a)
955,000 865,343
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,650,000 1,685,023
Verizon Communications, Inc.
2.355%, 03/15/32
(a)
2,000,000 1,685,310
2.550%, 03/21/31 920,000 798,528
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
1,160,000 1,111,431

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,384,000 1,208,287
Total 15,295,879
Total Corporate Bonds
(Cost $500,327,371) 445,146,851
Foreign Government Obligations
(d) ,(e)
24 .3%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 191,000 136,759
Series 160, 1.000%, 12/21/30 AUD 4,470,000 2,651,515
Series 163, 1.000%, 11/21/31 AUD 5,000,000 2,909,928
Series 155, 2.500%, 05/21/30 AUD 3,508,000 2,376,491
Brazilian Government International Bond
4.625%, 01/13/28 1,800,000 1,757,705
3.875%, 06/12/30 10,159,000 8,969,321
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 5,030,000 4,952,833
0.082%, 08/15/31 EUR 1,500,000 1,456,332
Canadian Government Bond
1.250%, 06/01/30 CAD 12,115,000 8,389,565
CITIC Ltd.
Series EMTN, 3.700%, 06/14/26 200,000 197,419
Series EMTN, 3.875%, 02/28/27 200,000 197,531
Colombia Government International Bond
4.500%, 03/15/29 3,100,000 2,811,409
3.125%, 04/15/31 7,330,000 5,731,090
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,249,973
Series REGS, 4.500%, 01/30/30 3,770,000 3,242,026
Series REGS, 4.875%, 09/23/32 5,412,000 4,546,707
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,212,573
Series REGS, 3.250%, 01/15/30 627,000 562,755
French Republic Government Bond OAT
5.750%, 10/25/32 EUR 935,000 1,401,010
1.500%, 05/25/31 EUR 6,722,000 7,208,311
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 2,680,000 2,670,111
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 5,666,000 4,544,625
Indonesia Government International Bond
3.850%, 10/15/30 407,000 401,895
Series REGS, 8.500%, 10/12/35 3,121,000 4,168,708
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29 EUR 1,005,000 1,279,576
6.000%, 05/01/31 EUR 5,764,000 7,786,106
Ivory Coast Government International Bond
Series REGS, 6.125%, 06/15/33 2,400,000 2,201,086
Series REGS, 6.375%, 03/03/28 2,000,000 1,987,262
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 6,900,000 52,985
Series 360, 0.100%, 09/20/30 JPY 820,800,000 6,290,778
Series 359, 0.100%, 06/20/30 JPY 11,000,000 84,392
Series 362, 0.100%, 03/20/31 JPY 21,500,000 164,426
Japan Government Twenty Year Bond
Series 128, 1.900%, 06/20/31 JPY 30,000,000 266,774
Series 123, 2.100%, 12/20/30 JPY 3,000,000 26,924
Series 140, 1.700%, 09/20/32 JPY 28,000,000 247,965
Series 145, 1.700%, 06/20/33 JPY 77,000,000 684,781
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Mexico Government International Bond
4.500%, 04/22/29 600,000 593,807
3.250%, 04/16/30 2,500,000 2,245,803
2.659%, 05/24/31 3,632,000 3,043,837
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 13,122,000 8,200,641
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 85,480,000 8,245,449
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 5,000,000 5,051,745
Series REGS, 4.750%, 06/15/26 200,000 196,332
Series REGS, 5.625%, 01/17/28 4,083,000 4,089,703
Panama Government International Bond
6.700%, 01/26/36 5,240,000 5,896,849
2.252%, 09/29/32 4,384,000 3,519,146
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 787,786
Series REGS, 4.950%, 04/28/31 1,600,000 1,575,572
Series REGS, 2.739%, 01/29/33 1,000,000 814,011
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 3,240,000 3,288,062
Peruvian Government International Bond
8.750%, 11/21/33 2,412,000 3,199,470
2.783%, 01/23/31 6,599,000 5,714,625
3.000%, 01/15/34 2,100,000 1,750,848
Philippine Government International Bond
9.500%, 02/02/30 5,674,000 7,592,777
3.000%, 02/01/28 2,400,000 2,299,999
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,870,000 3,525,338
4.850%, 09/30/29 4,650,000 4,272,844
Romanian Government International Bond
Series REGS, 3.000%, 02/14/31 4,700,000 4,005,227
Russian Foreign Bond - Eurobond
Series REGS, 4.375%, 03/21/29 4,600,000 813,251
Series REGS, 5.100%, 03/28/35 8,800,000 1,760,000
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 500,000 463,884
Series EMTN, 4.226%, 03/14/28 4,000,000 3,975,689
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 1,824,335
Series 1062, 0.125%, 05/12/31
(a)
SEK 42,470,000 3,770,410
Series 1061, 0.750%, 11/12/29
(a)
SEK 26,370,000 2,516,524
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,250,000 2,939,656
0.138%, 06/22/29 CHF 3,580,000 3,527,192
United Kingdom Gilt
4.750%, 12/07/30 GBP 1,985,000 3,079,075
0.875%, 10/22/29 GBP 4,606,000 5,422,691
Uruguay Government International Bond
4.375%, 10/27/27 2,973,000 3,035,703
4.375%, 01/23/31 5,218,000 5,355,910
Total Foreign Government Obligations
(Cost $263,004,487) 215,213,838
U.S. Government & Agency Obligations 15 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 13.3%
1.500%, 05/15/52
(f)
8,200,000 6,923,875
2.000%, 05/15/52
(f)
66,490,000 58,718,981

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2022
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.500%, 05/15/52 44,170,000 40,339,633
3.000%, 05/15/52 10,100,000 9,533,848
3.500%, 05/15/52 1,029,000 999,095
4.000%, 05/15/52 1,195,000 1,189,468
Total 117,704,900
Federal Home Loan Mortgage Corporation 1.3%
2.500%, 08/01/50 5,952,426 5,453,328
3.000%, 01/01/50 279,514 264,716
3.000%, 02/01/50 286,223 271,692
3.000%, 08/01/50 4,189,260 3,969,120
3.500%, 08/01/47 545,622 537,536
3.500%, 08/01/49 158,564 156,154
3.500%, 09/01/49 190,908 186,184
3.500%, 10/01/49 213,677 208,390
3.500%, 11/01/49 205,904 200,811
3.500%, 02/01/50 237,931 232,348
4.000%, 08/01/49 176,513 176,184
4.000%, 09/01/49 211,219 210,777
Total 11,867,240
Federal National Mortgage Association 0.4%
3.000%, 12/01/49 265,423 251,409
3.000%, 01/01/50 344,583 327,045
3.000%, 01/01/50 276,712 262,149
3.000%, 02/01/50 270,621 256,804
3.000%, 03/01/50 283,410 268,532
3.500%, 04/01/49 57,579 56,168
3.500%, 08/01/49 164,014 159,858
3.500%, 09/01/49 301,217 293,813
3.500%, 09/01/49 183,748 179,223
3.500%, 10/01/49 197,019 192,423
3.500%, 12/01/49 222,824 217,335
3.500%, 02/01/50 224,671 219,369
4.000%, 09/01/47 240,168 241,152
4.000%, 03/01/48 440,457 441,852
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 05/01/49 49,671 49,591
Total 3,416,723
Total U.S. Government & Agency
Obligations
(Cost $136,755,699) 132,988,863
U.S. Treasury Obligations 22 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 12.4%
0.371%, 07/07/22 15,000,000 14,980,246
0.401%, 07/14/22 20,000,000 19,968,745
0.417%, 07/21/22 20,000,000 19,963,620
0.708%, 12/29/22 20,000,000 19,803,796
0.970%, 09/08/22 15,000,000 14,943,506
1.132%, 10/06/22 15,000,000 14,923,795
1.825%, 03/23/23 5,000,000 4,919,271
Total 109,502,979
U.S. Treasury Bond 5.4%
1.875%, 02/15/41 4,998,000 4,079,618
1.875%, 02/15/51 10,000,000 7,835,937
2.250%, 02/15/52 25,091,000 21,542,976
2.375%, 02/15/42 16,600,000 14,670,250
2.375%, 11/15/49 30,000 26,372
2.375%, 05/15/51 1,000 880
Total 48,156,033
U.S. Treasury Note 4.5%
1.875%, 02/15/32 43,438,000 39,664,324
Total U.S. Treasury Obligations
(Cost $203,945,923) 197,323,336
Money Market Funds 1 .2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.325%
(g)
10,963,643 10,963,643
Total Money Market Funds
(Cost $10,963,643) 10,963,643
Total Investments in Securities
(Cost $1,114,997,123) 1,001,636,531
Other Assets & Liabilities, Net (115,168,058)
Net Assets 886,468,473
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to
$229,528,682, which represents 25.89% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 19
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 445,146,851 – 445,146,851
Foreign Government Obligations – 215,213,838 – 215,213,838

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Strategic Beta ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
U.S. Government & Agency Obligations – 132,988,863 – 132,988,863
U.S. Treasury Obligations 197,323,336 – – 197,323,336
Money Market Funds 10,963,643 – – 10,963,643
Total Investments in Securities 208,286,979 793,349,552 – 1,001,636,531
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 21
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,114,997,123) $1,001,636,531
Cash 1,606,000
Foreign currency (cost $1,528) 4,357
Receivable for:
Investments sold 11,990,421
Investments sold on a delayed delivery basis 9,564,453
Interest 8,140,097
Reclaims receivable 28,095
Dividends 3,369
Total assets 1,032,973,323
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 129,637,373
Investments purchased 16,650,302
Investment management fees 217,175
Total liabilities 146,504,850
Net assets applicable to outstanding capital stock $886,468,473
Represented by:
Paid-in capital $1,039,391,824
Total distributable earnings (loss) (152,923,351)
Total - representing net assets applicable to outstanding capital stock $886,468,473
Shares outstanding 47,950,000
Net asset value per share $18.49

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2022
Investment Income:
Interest $15,555,070
Foreign taxes withheld (92,277)
Total income 15,462,793
Expenses:
Investment management fees 1,564,604
Net Investment Income 13,898,189
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (28,663,166)
In-kind transactions - unaffiliated issuers (2,960,968)
Foreign currency translations 5,974
Net realized loss (31,618,160)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (118,544,232)
Foreign currency translations (30,169)
Net change in unrealized depreciation (118,574,401)
Net realized and unrealized loss (150,192,561)
Net Decrease in net assets resulting from operations $(136,294,372)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 23
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations
Net investment income $13,898,189 $23,128,909
Net realized loss (31,618,160) (4,797,790)
Net change in unrealized depreciation (118,574,401) (7,559,242)
Net increase (decrease) in net assets resulting from operations (136,294,372) 10,771,877
Distributions to shareholders
Net investment income and net realized gains (14,761,302) (23,545,137)
Shareholder transactions
Proceeds from shares sold 69,189,030 698,714,370
Cost of shares redeemed (247,175,819) (6,489,712)
Net increase (decrease) in net assets resulting from shareholder transactions (177,986,789) 692,224,658
Increase (decrease) in net assets (329,042,463) 679,451,398
Net Assets:
Net assets beginning of period 1,215,510,936 536,059,538
Net assets at end of period $886,468,473 $1,215,510,936
Capital stock activity
Shares outstanding, beginning of period 57,100,000 25,100,050
Subscriptions 3,300,000 32,300,000
Redemptions (12,450,000) (300,050)
Shares outstanding, end of period 47,950,000 57,100,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Semiannual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020 2019 2018
2017
(a)
Per share data
Net asset value, beginning of
period
$21.29 $21.36 $20.78 $18.86 $19.94 $20.00
Income (loss) from investment operations:
Net investment income 0.25 0.50 0.60 0.72 0.67 0.03
Net realized and unrealized gain (loss) (2.79) (0.04) 0.57 1.91 (1.13) (0.09)
Total from investment operations (2.54) 0.46 1.17 2.63 (0.46) (0.06)
Less distributions to shareholders:
Net investment income (0.26) (0.53) (0.59) (0.71) (0.62) –
Total distribution to shareholders (0.26) (0.53) (0.59) (0.71) (0.62) –
Net asset value, end of period $18.49 $21.29 $21.36 $20.78 $18.86 $19.94
Total Return at NAV (12.03)% 2.16% 5.71% 14.21% (2.32)% (0.30)%
Total Return at Market (12.97)% 1.97% 5.69% 14.78% (2.68)% (0.15)%
Ratios to average net assets:
Total gross expenses
(b)
0.28%
(c)
0.28% 0.28% 0.28% 0.28%
(d)
0.28%
(c)
Total net expenses
(b)(e)
0.28%
(c)
0.28% 0.28% 0.28% 0.24%
(d)
–%
(c)
Net investment income 2.49%
(c)
2.34% 2.87% 3.62% 3.49% 3.10%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $886,468 $1,215,511 $536,060 $193,227 $84,884 $29,917
Portfolio turnover 101% 171% 156% 171% 140% –%
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 25
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2022
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 27
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2022
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund), taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 29
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $1,077,350,450 and $1,087,424,617, respectively, for the six months ended April 30, 2022, of which $100,057,074 and $ 101,258,608, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2022, the cost basis of securities contributed was $50,944,939.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the in-kind redemption cost basis was $215,022,705, the proceeds from sales were
$212,061,737 and the net realized loss was $(2,960,968).
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
1,114,997,123 72,403 (113,432,995) (113,360,592)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
8,284,937 - 8,284,937

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2022
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 31
a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
32 Strategic Beta ETFs | Semiannual Report 2022
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 33
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through
December 31, 2021, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR290_10_M01_(06/22)
CET001584
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2022 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

Strategic Beta ETFs | Semiannual Report 2022

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 23
Liquidity Risk Management Program 30
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
William (Bill) Callagy
Portfolio Manager
Managed Fund since June 2022
Anders Myhran, CFA*
Portfolio Manager
Managed Fund since 2018
* Anders Myhran has announced that
he plans to retire from the Investment
Manager effective September 30, 2022.
Until then, Mr. Myhran will continue to
serve as Portfolio Manager of the Fund.
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five segments of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular segment. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other
U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the Index. The five fixed segments with their respective weightings are as follows: Municipal Core Revenue Segment (45%);
Municipal Health Care Segment (20%); Municipal High-Quality Revenue Segment (15%); The Municipal Core
General Obligation Segment (10%); and the Municipal High Yield Segment (10%). Each sector of the Index is constructed with rules specific to the segment to provide a better balance of quality, yield and liquidity.
The rules for each segment can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24,
2021, the Bloomberg Barclays Municipal Bond Index was re-branded as the Bloomberg Municipal Bond
Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/10/18 -8.50 -8.44 2.62
Net Asset Value 10/10/18 -8.35 -8.16 2.58
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index -8.13 -7.94 2.46
Bloomberg Municipal Bond Index -7.90 -7.88 1.98

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2022
Quality breakdown (%) (at April 30, 2022)
AAA rating 7.8
AA rating 34.9
A rating 36.8
BBB rating 12.7
BB rating 6.6
B rating 1.1
CC rating 0.0
(a)
Not rated 0.1
Total 100.0
(a) Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top ten states/territories (%) (at April 30, 2022)
New York 16 .7
New Jersey 10 .2
Illinois 9 .4
Texas 8 .6
Pennsylvania 6 .7
Florida 6 .0
Ohio 4 .0
Connecticut 3 .8
Massachusetts 3 .4
Colorado 3 .2
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021— April 30, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 916.50 1,023.65 1.09 1.15 0.23

PORTFOLIO OF INVESTMENTS
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds 98 .2%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.7%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 116,131
0.000%, 10/01/34
(a)
225,000 96,273
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 570,976
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 250,151
4.000%, 09/01/36 275,000 279,570
Total Alabama 1,313,101
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 105,866
Arizona 1.1%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 485,238
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 85,357
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 150,660
City of Phoenix Civic Improvement Corp.
Revenue Bonds
4.000% 07/01/28, Series B 150,000 154,855
5.000% 07/01/36, Series D 215,000 230,332
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 205,000 218,343
4.000%, 01/01/38 220,000 220,872
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 563,544
Total Arizona 2,109,201
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 127,949
Colorado 3.2%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 171,489
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 101,032
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 290,382
5.000%, 12/01/27 160,000 173,389
5.000%, 11/15/29 325,000 353,710
5.000%, 12/01/29 285,000 311,033
5.000%, 12/01/30 150,000 165,528
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 215,927
4.000% 08/01/38, Series A-1 225,000 219,942
5.000% 11/01/39, Series A 180,000 193,231
5.000% 11/15/41, Series A 250,000 277,737
5.000% 01/01/44, Series A 385,000 392,029
5.000% 08/01/44, Series A-2 200,000 214,266
5.000% 11/01/44, Series A 700,000 748,083
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 225,260
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 88,035
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 260,000 276,808
5.000%, 06/01/27 165,000 176,070
State of Colorado
Revenue Bonds
4.000% 03/15/30, Series L 250,000 264,256
5.000% 12/15/33, Series A 150,000 170,391
4.000% 12/15/36, Series A 500,000 520,171
3.000% 12/15/37, Series A 250,000 229,323
Total Colorado 5,778,092
Connecticut 3.7%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 168,385
2.000% 11/15/36, Series B-3 250,000 199,710
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 351,917
5.000% 07/01/33, Series A 235,000 257,373
5.000% 07/01/35, Series A 265,000 288,139
4.000% 07/01/38, Series A 200,000 200,417
3.000% 07/01/39, Series A 345,000 295,119
5.000% 12/01/45 275,000 288,672
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 239,622
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 483,640
5.000% 01/01/29, Series A 340,000 379,305
5.000% 09/01/30, Series A 135,000 147,084

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 10/01/31, Series B 125,000 139,032
5.000% 01/01/33, Series A 260,000 285,259
5.000% 05/01/33, Series A 465,000 530,940
5.000% 08/01/34, Series A 345,000 366,015
5.000% 09/01/34, Series A 175,000 183,249
5.000% 05/01/35, Series A 450,000 512,249
4.000% 05/01/36, Series A 535,000 556,783
5.000% 11/01/36, Series D 750,000 855,904
Total Connecticut 6,728,814
Delaware 0.3%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 200,255
5.000%, 10/01/40 215,000 240,029
5.000%, 10/01/45 125,000 137,885
Total Delaware 578,169
District of Columbia 2.1%
District of Columbia
Revenue Bonds
5.000%, 04/01/33 370,000 397,529
5.000%, 04/01/36 450,000 479,121
4.000%, 07/15/40 130,000 131,107
5.000%, 07/15/40 140,000 147,685
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 272,752
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 125,000 130,607
5.000% 10/01/30 200,000 215,181
5.000% 10/01/30, Series A 750,000 829,000
5.000% 10/01/32, Series A 350,000 388,004
5.000% 10/01/33, Series A 450,000 495,965
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 95,476
0.000% 10/01/37, Series A
(a)
500,000 242,650
Total District of Columbia 3,825,077
Florida 5.9%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 164,531
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 140,379
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 159,876
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 645,000 739,390
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 139,015
5.000%, 10/01/31 225,000 248,280
5.000%, 10/01/32 125,000 137,638
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 310,461
4.000%, 09/01/30 250,000 260,242
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 178,671
4.000%, 07/01/39 500,000 510,567
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 212,395
5.000% 10/01/32, Series A 250,000 258,183
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 338,634
5.000% 10/01/30, Series B 250,000 268,026
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 250,000 238,406
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 208,559
4.000% 06/01/36, Series A
(b)
400,000 367,136
4.000% 06/01/41, Series A
(b)
200,000 174,849
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 282,543
5.000%, 10/01/27 255,000 281,353
4.000%, 10/01/35 275,000 279,232
Hillsborough County Industrial
Development Authority
Series A
Revenue Bonds
4.000%, 10/01/43 165,000 162,500
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 167,112
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 616,813
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 215,749
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 105,710
5.000%, 10/01/39 100,000 105,731

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Palm Beach County School District
Revenue Bonds
5.000% 08/01/27, Series D 350,000 375,048
5.000% 08/01/28, Series B 360,000 401,477
5.000% 08/01/30, Series D 685,000 731,825
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/28, Series B 670,000 712,303
5.000% 05/01/30, Series A 195,000 206,326
5.000% 11/01/31, Series D 145,000 152,286
5.000% 05/01/32, Series A 135,000 142,475
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 250,000 283,263
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 200,000 183,335
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 160,398
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 210,439
Total Florida 10,831,156
Georgia 2.6%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 492,620
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 220,265
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 203,650
5.750%, 11/01/29 200,000 240,994
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 545,523
5.000%, 02/15/42 805,000 873,800
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 176,705
Gwinnett County School District
5.000%, 02/01/27 200,000 213,583
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 216,035
State of Georgia
4.000% 02/01/26, Series A-2 215,000 221,378
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 02/01/27, Series A 200,000 218,323
5.000% 02/01/28, Series A-2 500,000 555,770
5.000% 07/01/28, Series F 460,000 510,469
Total Georgia 4,689,115
Hawaii 0.9%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 377,486
State of Hawaii
5.000% 01/01/26 500,000 543,468
5.000% 08/01/26, Series EO 200,000 211,168
5.000% 10/01/27, Series FH 150,000 164,999
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 378,614
Total Hawaii 1,675,735
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 122,503
Illinois 9.2%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 134,197
5.000% 12/01/30, Series A 150,000 159,094
0.000% 12/01/31, Series A
(a)
355,000 234,336
0.000% 12/01/31, Series B-1
(a)
220,000 145,222
5.000% 12/01/33, Series A 850,000 895,389
5.000% 12/01/34, Series A 350,000 367,796
5.250% 12/01/35, Series C 130,000 134,146
4.000% 12/01/36, Series B 1,200,000 1,115,697
5.000% 12/01/38, Series A 400,000 419,780
5.250% 12/01/39, Series C 235,000 243,247
5.000% 12/01/41, Series A 250,000 261,175
5.000% 12/01/42, Series A 200,000 202,224
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 193,999
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 515,710
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 584,654
5.000% 01/01/31, Series B 450,000 470,502
5.000% 01/01/33, Series A 550,000 568,557
5.000% 01/01/33, Series B 330,000 353,005
5.000% 01/01/34, Series B 675,000 719,446
5.000% 01/01/34, Series C 500,000 526,852
5.000% 01/01/35, Series B 350,000 368,828
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 227,838
4.000% 01/01/34, Series B 188,000 181,897

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 239,087
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 192,155
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 340,000 353,082
5.000% 07/01/28 115,000 126,353
5.000% 07/01/31 140,000 152,874
5.000% 01/01/32, Series A 250,000 276,061
5.000% 08/15/33, Series A 250,000 279,382
4.000% 08/15/37, Series A 500,000 501,563
4.125% 11/15/37, Series A 235,000 237,397
4.000% 01/01/40, Series A 275,000 291,673
4.000% 08/15/41, Series A 600,000 598,162
5.000% 01/01/44, Series A 300,000 336,824
4.125% 05/01/45 200,000 201,547
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 979,119
5.000% 01/01/31, Series C 150,000 169,775
4.000% 12/01/31, Series A 210,000 217,541
5.000% 12/01/31, Series A 435,000 465,985
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 78,626
0.000% 12/15/29, Series A
(a)
160,000 117,314
0.000% 06/15/30
(a)
370,000 264,836
0.000% 06/15/30, Series A
(a)
415,000 297,046
0.000% 06/15/36, Series A
(a)
540,000 287,634
0.000% 12/15/36, Series A
(a)
750,000 364,710
0.000% 12/15/41, Series B
(a)
280,000 101,984
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 205,332
State of Illinois
4.000% 06/01/33 100,000 98,397
4.000% 03/01/39, Series A 200,000 190,236
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 214,152
Total Illinois 16,862,438
Indiana 0.6%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 114,855
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 137,788
4.000% 11/01/33, Series C 100,000 102,708
5.000% 12/01/35, Series A 150,000 156,634
5.000% 06/01/39, Series A 225,000 225,204
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 109,341
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 238,893
Total Indiana 1,085,423
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 554,913
2.250% 01/01/32, Series D 150,000 133,951
5.000% 05/15/43, Series A 160,000 161,200
Total Iowa 850,064
Kansas 0.1%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 194,923
Kentucky 0.8%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 262,918
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 173,079
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 315,870
4.000%, 10/01/35 735,000 742,252
Total Kentucky 1,494,119
Louisiana 0.5%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 275,000 254,527
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 147,113
State of Louisiana
5.000% 08/01/25, Series C 220,000 231,807
5.000% 08/01/27, Series B 230,000 251,239
Total Louisiana 884,686
Maine 0.0%
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 96,443
Maryland 2.6%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 78,764

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Howard
Series B
5.000%, 02/15/28 225,000 250,007
County of Montgomery
Series A
5.000%, 11/01/26 150,000 165,877
County of Prince George's
Series A
4.000%, 07/15/30 150,000 160,821
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 225,129
2.200% 09/01/36, Series C 350,000 286,033
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 163,576
5.000% 08/15/41, Series A 100,000 101,898
5.000% 05/15/45, Series A 250,000 267,824
5.500% 01/01/46, Series A 350,000 371,101
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 110,833
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 149,409
3.000%, 03/01/30 310,000 306,901
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 342,298
State of Maryland, Series A
5.000%, 03/15/26 305,000 333,558
5.000%, 08/01/30 330,000 377,940
5.000%, 03/15/31 895,000 999,927
Total Maryland 4,691,896
Massachusetts 3.3%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 279,198
5.000% 07/01/28, Series A 200,000 219,261
5.000% 03/01/29, Series A 150,000 171,544
5.000% 07/01/30, Series A 160,000 172,055
5.000% 11/01/30, Series E 215,000 250,504
5.000% 07/01/31, Series B 335,000 366,099
5.000% 11/01/31, Series E 250,000 278,239
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 367,159
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 415,021
5.000% 10/01/25 250,000 262,134
5.000% 07/01/34, Series E 110,000 117,285
5.000% 07/01/36, Series I 150,000 158,076
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 07/01/36, Series K 150,000 163,130
4.000% 07/01/38, Series K 150,000 151,436
5.000% 10/01/38 400,000 419,100
4.000% 07/01/40 200,000 187,915
5.000% 07/01/41, Series I 350,000 368,154
5.000% 07/01/43, Series J2 350,000 376,131
5.000% 07/01/44, Series A 200,000 212,571
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 271,367
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 519,623
Massachusetts Water Resources Authority
Series C
Revenue Bonds
5.000%, 08/01/31 300,000 332,784
Total Massachusetts 6,058,786
Michigan 2.7%
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 177,767
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 224,519
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 223,176
5.000% 07/01/31, Series C 650,000 700,006
Michigan Finance Authority
Revenue Bonds
5.000% 10/01/29, Series B 275,000 301,391
5.000% 07/01/31, Series C-3 350,000 366,660
3.125% 12/01/35, Series A 100,000 91,019
5.000% 11/15/41 450,000 484,305
3.250% 11/15/42 150,000 132,729
5.000% 12/01/42, Series A-MI 605,000 653,366
4.000% 02/15/44, Series A 155,000 152,708
5.000% 11/01/44, Series A 250,000 265,958
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 400,000 447,463
5.000%, 04/15/30 145,000 156,540
5.000%, 04/15/32 155,000 166,826
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/39 340,000 352,697
Total Michigan 4,897,130
Minnesota 0.7%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 219,922

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 210,180
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 101,433
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 320,224
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 103,227
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 275,055
Total Minnesota 1,230,041
Mississippi 0.3%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 288,909
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 174,197
State of Mississippi
Series C
5.000%, 10/01/26 100,000 108,325
Total Mississippi 571,431
Missouri 1.6%
Cape Girardeau County Industrial
Development Authority
Revenue Bonds
4.000%, 03/01/41 250,000 243,538
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 150,000 150,103
4.000% 07/01/46, Series A 600,000 580,773
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 159,506
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 992,872
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 270,000 288,163
4.000%, 12/01/32 200,000 205,420
4.000%, 12/01/33 120,000 122,851
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 105,548
Total Missouri 2,848,774
Montana 0.2%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 349,612
Nebraska 0.3%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 540,000 572,628
New Jersey 10.0%
New Jersey Economic Development
Authority
Revenue Bonds
4.375% 06/15/27, Series XX 470,000 483,543
5.500% 09/01/27, Series N-1 120,000 133,907
4.000% 11/01/27, Series A 370,000 380,503
5.000% 06/15/30, Series B 210,000 228,125
3.125% 07/01/31, Series A 145,000 138,990
5.000% 06/15/32, Series EEE 175,000 186,205
6.000% 07/01/32, Series A 200,000 200,391
4.000% 06/15/34, Series QQQ 350,000 345,133
5.000% 06/15/34, Series WW 300,000 309,116
4.000% 07/01/34, Series A 315,000 311,875
5.000% 06/15/35, Series WW 270,000 278,175
5.000% 06/15/36, Series AAA 525,000 548,379
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 140,954
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 231,623
New Jersey Housing & Mortgage Finance
Agency, Series D
Revenue Bonds
4.000%, 04/01/24 265,000 270,971
4.000%, 04/01/25 225,000 231,431
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 159,922
0.000% 12/15/26, Series C
(a)
210,000 179,103
5.000% 06/15/27, Series A-1 260,000 282,191
0.000% 12/15/27, Series A
(a)
300,000 244,736
0.000% 12/15/27, Series C
(a)
350,000 287,105
5.000% 06/15/28, Series A-1 240,000 260,145
0.000% 12/15/28, Series A
(a)
335,000 260,800
5.000% 06/15/29, Series BB-1 245,000 266,903
0.000% 12/15/29, Series A
(a)
850,000 630,126
5.000% 06/15/30, Series A 480,000 512,261
0.000% 12/15/30, Series C
(a)
225,000 160,376
5.000% 06/15/31, Series BB 115,000 123,515
5.000% 06/15/32, Series D 385,000 401,504

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.250% 06/15/32, Series C 445,000 463,905
0.000% 12/15/32, Series A
(a)
595,000 382,093
5.000% 12/15/32, Series A 805,000 854,107
5.000% 06/15/33, Series A 400,000 430,782
5.000% 06/15/33, Series BB-1 1,250,000 1,324,283
0.000% 12/15/33, Series C
(a)
705,000 453,615
5.000% 06/15/34, Series 2014 250,000 269,870
0.000% 12/15/34, Series A
(a)
135,000 78,101
0.000% 12/15/34, Series A
(a)
130,000 75,210
0.000% 12/15/34, Series C
(a)
250,000 154,909
5.000% 12/15/34, Series A 820,000 878,646
4.750% 06/15/35, Series AA 200,000 204,485
0.000% 12/15/35, Series A
(a)
165,000 90,708
4.000% 06/15/36, Series A 550,000 540,251
4.000% 06/15/36, Series AA 120,000 117,753
5.000% 06/15/36, Series AA 120,000 121,348
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 875,000 931,786
5.000% 01/01/32, Series B 255,000 284,043
5.000% 01/01/32, Series E 695,000 737,654
4.000% 01/01/33, Series G 225,000 235,376
5.000% 01/01/33, Series A 270,000 282,876
5.000% 01/01/33, Series B 460,000 510,805
5.000% 01/01/34, Series A 205,000 223,920
5.000% 01/01/34, Series E 395,000 418,369
Total New Jersey 18,252,903
New York 16.4%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 236,758
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 141,440
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 158,175
Buffalo & Erie County Industrial Land
Development Corp.
Revenue Bonds
5.000%, 07/01/40 400,000 401,410
4.000%, 07/01/45 225,000 201,414
City of New York
5.000% 08/01/25, Series C 350,000 376,692
5.000% 08/01/25, Series J 115,000 118,817
5.000% 08/01/27, Series A 735,000 789,180
5.000% 08/01/27, Series C-1 175,000 193,658
5.000% 08/01/27, Series E 150,000 165,993
5.000% 08/01/28, Series A 390,000 414,484
5.000% 08/01/28, Series A-1 250,000 279,902
5.000% 08/01/28, Series C 620,000 670,595
5.000% 08/01/29, Series A-1 200,000 224,970
Dutchess County Local Development
Corp., Series B
Revenue Bonds
4.000%, 07/01/34 300,000 307,634
3.000%, 07/01/36 320,000 297,875
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 339,603
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 182,199
5.250% 09/01/29, Series C 140,000 161,145
5.000% 09/01/34 115,000 125,718
5.000% 09/01/34, Series A 400,000 446,916
5.000% 09/01/37, Series A 250,000 276,335
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 295,023
5.000% 11/15/27, Series C-1 250,000 265,224
5.000% 11/15/28, Series C-1 445,000 480,746
5.000% 11/15/31, Series C-1 365,000 388,753
5.000% 11/15/31, Series D 380,000 399,838
5.000% 11/15/32, Series D 580,000 617,490
5.000% 11/15/33, Series D-1 450,000 467,657
4.000% 11/15/35, Series C-1 215,000 213,861
5.000% 11/15/35, Series B 305,000 319,738
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 126,838
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27, Series FF 500,000 536,145
5.000% 06/15/27, Series GG 175,000 187,811
5.000% 06/15/28, Series BB-2 330,000 366,267
5.000% 06/15/28, Series CC-2 405,000 444,599
5.000% 06/15/28, Series EE 145,000 152,494
5.000% 06/15/28, Series FF 200,000 214,554
5.000% 06/15/28, Series HH 380,000 407,389
5.000% 06/15/29, Series AA-2 125,000 142,574
5.000% 06/15/29, Series FF 640,000 686,286
5.000% 06/15/29, Series GG 150,000 160,848
5.000% 06/15/29, Series GG-2 500,000 558,304
5.000% 06/15/30, Series AA-2 145,000 167,030
5.000% 06/15/30, Series EE 125,000 143,971
5.000% 06/15/30, Series GG-1 250,000 287,946
New York Liberty Development Corp.
Series A
Revenue Bonds
2.400%, 11/15/35 350,000 296,911
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/28 365,000 402,475
5.000%, 10/01/29 160,000 176,738
5.000%, 10/01/30 340,000 369,563
5.000%, 08/01/31 200,000 211,843
5.000%, 10/01/31 310,000 336,115
5.000%, 08/01/32 390,000 411,443
5.000%, 05/01/33 400,000 424,126
5.000%, 07/01/33 400,000 440,053
5.000%, 08/01/33 110,000 115,890

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 07/01/34 450,000 487,593
4.000%, 10/01/34 200,000 207,555
4.000%, 07/01/35 650,000 674,909
5.000%, 07/01/35 450,000 477,234
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 553,784
5.000% 06/15/31 265,000 279,222
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 140,264
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 222,061
5.000% 01/01/30, Series K 470,000 498,045
5.000% 01/01/31, Series K 160,000 169,470
4.000% 01/01/36, Series O 250,000 257,033
4.000% 01/01/38, Series B 150,000 150,896
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 209,211
3.000% 08/01/31 250,000 231,392
5.000% 12/01/32, Series A 180,000 189,314
5.000% 12/01/32, Series C 200,000 215,258
5.000% 01/01/34 175,000 182,700
5.000% 07/01/34, Series A-P3 500,000 514,658
5.000% 10/01/35 200,000 211,451
5.000% 01/01/36 150,000 156,516
5.000% 12/01/36, Series A 425,000 442,946
5.000% 10/01/40 275,000 287,863
4.000% 12/01/42, Series C 160,000 154,510
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 228,775
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 122,101
5.000% 09/15/27, Series 207 860,000 936,205
5.000% 09/15/29, Series 207 800,000 874,886
5.000% 07/15/31, Series 209 300,000 332,375
3.250% 05/01/33, Series 189 125,000 122,479
5.000% 10/15/33, Series 194 440,000 467,543
5.000% 11/15/33, Series 205 200,000 219,129
5.000% 07/15/35, Series 222 200,000 223,348
5.000% 10/15/35, Series 194 405,000 426,716
State of New York Mortgage Agency
Series 233
Revenue Bonds
1.900%, 10/01/31 250,000 214,502
Triborough Bridge & Tunnel Authority
Revenue Bonds
0.000% 11/15/29, Series A
(a)
100,000 77,792
5.000% 11/15/31, Series A 485,000 526,991
5.000% 11/15/31, Series B 490,000 539,731
Total New York 29,953,914
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Carolina 0.7%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 228,537
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 231,931
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 257,820
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 162,007
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 338,176
Total North Carolina 1,218,471
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 172,864
2.750% 07/01/27, Series A 185,000 181,223
3.550% 07/01/33, Series D 95,000 92,458
Total North Dakota 446,545
Ohio 3.9%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 246,678
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 630,000 706,906
5.000% 02/15/35, Series C 250,000 278,641
4.000% 02/15/36, Series A 385,000 397,862
City of Columbus
5.000% 07/01/25, Series 1 205,000 221,046
4.000% 08/15/27, Series A 380,000 398,202
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 382,059
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 118,451
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 202,943
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 75,000 68,298
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 555,364
0.000% 02/15/34, Series A-4
(a)
285,000 317,519
0.000% 02/15/35, Series A-4
(a)
150,000 174,806

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 361,309
5.000%, 06/01/29 930,000 1,065,333
5.000%, 12/01/30 325,000 354,653
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 250,000 278,300
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 138,990
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 126,359
3.250% 01/01/37, Series A 140,000 133,245
4.000% 01/01/46, Series B 575,000 573,823
Total Ohio 7,100,787
Oklahoma 0.8%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 202,654
5.000%, 06/01/30 200,000 218,781
5.000%, 06/01/31 400,000 436,523
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 150,559
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 100,000 102,808
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 350,644
Total Oklahoma 1,461,969
Oregon 1.5%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 434,673
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 503,327
5.000%, 08/15/45 270,000 294,371
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,018,653
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 218,109
4.000%, 05/15/41 240,000 239,713
Total Oregon 2,708,846
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania 6.5%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 166,708
4.000%, 07/15/39 620,000 623,568
4.000%, 04/01/44 520,000 526,493
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 103,889
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 95,395
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 99,996
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 343,569
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 158,299
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 85,892
4.000% 09/01/41, Series A 200,000 199,107
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 274,320
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 255,000 266,706
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 281,782
5.000% 01/01/28, Series 1 600,000 659,983
5.000% 09/15/28, Series 2 200,000 218,811
5.000% 03/15/29, Series 1 200,000 213,393
5.000% 03/15/31, Series 1 340,000 362,236
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 110,000 112,838
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 103,403
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 124,715
5.500% 08/01/28, Series A 1,230,000 1,389,162
5.750% 07/01/32 100,000 122,149
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 404,278

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 107,038
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 210,527
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 65,505
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000% 08/15/44 500,000 503,568
5.000% 09/01/45, Series A 250,000 258,092
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 220,000 221,123
3.550% 10/01/33, Series 127B 360,000 355,168
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 250,000 270,122
5.000% 06/01/28, Series B-2 200,000 219,201
6.000% 12/01/30, Series E 760,000 862,483
6.250% 06/01/33, Series C 190,000 213,419
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 329,098
5.000% 04/01/33, Series 2015 225,000 237,789
5.000% 09/01/42, Series A 200,000 217,128
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 141,264
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 506,362
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 303,174
Total Pennsylvania 11,957,753
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 365,000 389,512
Rhode Island Housing and Mortgage
Finance Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 413,801
Total Rhode Island 803,313
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina 0.8%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 95,437
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/32, Series A 190,000 208,396
5.000% 07/01/32, Series C 300,000 334,923
5.000% 05/01/43, Series A 200,000 214,804
4.000% 12/01/44, Series A 200,000 196,487
South Carolina Public Service Authority
Series A
Revenue Bonds
5.000%, 12/01/33 325,000 346,909
Total South Carolina 1,396,956
South Dakota 0.4%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 191,024
4.000%, 07/01/37 150,000 150,332
South Dakota Housing Development
Authority
Series F
Revenue Bonds
2.650%, 11/01/27 500,000 492,763
Total South Dakota 834,119
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 103,338
City of Memphis, Series A
5.000%, 04/01/25 250,000 268,350
5.000%, 04/01/26 245,000 262,840
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 163,444
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/35 150,000 158,385
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 250,000 245,815
Total Tennessee 1,202,172
Texas 8.4%
Alamo Community College District
5.000%, 08/15/28 330,000 366,985

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2022
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 255,650
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 123,483
0.000% 08/15/29, Series A
(a)
270,000 213,987
5.000% 08/15/33, Series C 225,000 231,724
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 210,557
City of Dallas
5.000%, 02/15/26 330,000 345,078
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 637,473
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 272,015
City of Houston
Series A
5.000%, 03/01/26 355,000 385,597
City of Houston TX Airport System
Revenue
Series B-1
Revenue Bonds
4.000%, 07/15/41 450,000 408,403
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 762,246
City of Longview TX Waterworks & Sewer
System Revenue
Revenue Bonds
3.000%, 03/01/25 225,000 228,046
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/27 220,000 241,272
5.000%, 02/01/30 205,000 224,299
5.000%, 02/01/36 525,000 583,465
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 232,859
Fort Bend Independent School District
5.000%, 08/15/29 480,000 535,174
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29 155,000 174,687
5.000%, 07/01/45 240,000 251,248
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 113,608
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 404,634
5.000%, 05/15/35 350,000 385,629
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 357,534
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 119,485
4.000% 08/15/40, Series A 225,000 227,092
North East Independent School District
5.250%, 02/01/29 150,000 172,334
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 269,682
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(a)
230,000 193,553
5.000% 01/01/28, Series A 415,000 445,805
5.000% 01/01/29, Series A 250,000 268,365
5.000% 01/01/29, Series B 325,000 343,341
0.000% 01/01/30, Series D
(a)
500,000 391,889
5.000% 01/01/30, Series A 545,000 578,653
0.000% 01/01/34, Series D
(a)
295,000 196,257
5.000% 01/01/36, Series A 370,000 395,913
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 111,212
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 977,256
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 114,518
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/29 150,000 163,351
5.000%, 05/15/30 400,000 434,984
5.000%, 05/15/31 155,000 168,391
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 301,557
State of Texas, Series A
5.000%, 10/01/27 165,000 174,887
5.000%, 10/01/29 125,000 135,039
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 131,922
5.000% 05/15/37 100,000 103,813
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 239,976
Texas Water Development Board, Series A
Revenue Bonds
5.000%, 04/15/28 315,000 352,167
5.000%, 10/15/28 200,000 225,291

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 17
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 10/15/30 150,000 161,895
Total Texas 15,344,281
Utah 0.1%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 108,763
Virginia 0.3%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 232,418
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 191,999
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 175,206
Total Virginia 599,623
Washington 2.0%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,000,000 1,071,770
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 257,472
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 217,618
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 159,647
5.000% 07/01/29, Series B 210,000 227,627
5.000% 07/01/30, Series
R-2015E 200,000 211,974
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/15/31 170,000 182,853
5.000% 08/01/38, Series A-2 150,000 159,798
5.000% 10/01/38, Series D 350,000 359,778
5.000% 08/15/45, Series A 200,000 208,797
5.000% 09/01/45 300,000 325,838
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 204,611
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 104,276
Total Washington 3,692,059
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 209,153
4.000%, 01/01/45 200,000 195,061
State of Wisconsin
5.000% 05/01/27 100,000 107,352
5.000% 11/01/28, Series 2 500,000 546,351
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 159,600
3.500% 02/15/46, Series A 405,000 364,012
Total Wisconsin 1,581,529
Total Municipal Bonds
(Cost $194,705,335) 179,237,175
Money Market Funds 1 .2%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 0.318%
(c)
2,279,496 2,279,268
Total Money Market Funds
(Cost $2,279,268) 2,279,268
Total Investments in Securities
(Cost $196,984,603) 181,516,443
Other Assets & Liabilities, Net 1,023,939
Net Assets 182,540,382
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to
$1,092,193, which represents 0.60% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2022.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2022
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 179,237,175 – 179,237,175
Money Market Funds 2,279,268 – – 2,279,268
Total Investments in Securities 2,279,268 179,237,175 – 181,516,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 19
Assets
Investments in securities, at value
Unaffiliated issuers (cost $196,984,603) $181,516,443
Receivable for:
Interest 2,339,881
Total assets 183,856,324
Liabilities
Payable for:
Investments purchased 1,281,433
Investment management fees 34,509
Total liabilities 1,315,942
Net assets applicable to outstanding capital stock $182,540,382
Represented by:
Paid-in capital $198,192,611
Total distributable earnings (loss) (15,652,229)
Total - representing net assets applicable to outstanding capital stock $182,540,382
Shares outstanding 9,000,000
Net asset value per share $20.28

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2022
Investment Income:
Interest $1,443,862
Total income 1,443,862
Expenses:
Investment management fees 199,925
Overdraft expense 28
Total expenses 199,953
Net Investment Income 1,243,909
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (376,537)
Net realized loss (376,537)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (17,727,397)
Net change in unrealized depreciation (17,727,397)
Net realized and unrealized loss (18,103,934)
Net Decrease in net assets resulting from operations $(16,860,025)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 21
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations
Net investment income $1,243,909 $1,559,527
Net realized gain (loss) (376,537) 142,741
Net change in unrealized appreciation (depreciation) (17,727,397) 396,180
Net increase (decrease) in net assets resulting from operations (16,860,025) 2,098,448
Distributions to shareholders
Net investment income and net realized gains (1,348,596) (1,616,392)
Shareholder transactions
Proceeds from shares sold 75,354,892 84,369,700
Cost of shares redeemed (16,225,131) (1,112)
Net increase in net assets resulting from shareholder transactions 59,129,761 84,368,588
Increase in net assets 40,921,140 84,850,644
Net Assets:
Net assets beginning of period 141,619,242 56,768,598
Net assets at end of period $182,540,382 $141,619,242
Capital stock activity
Shares outstanding, beginning of period 6,350,000 2,600,050
Subscriptions 3,400,000 3,750,000
Redemptions (750,000) (50)
Shares outstanding, end of period 9,000,000 6,350,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020 2019
2018
(a)
Per share data
Net asset value, beginning of
period
$22.30 $21.83 $21.56 $20.02 $20.00
Income (loss) from investment operations:
Net investment income 0.15 0.37 0.51 0.56 0.03
Net realized and unrealized gain (loss) (2.00) 0.52 0.30 1.51 (0.01)
Total from investment operations (1.85) 0.89 0.81 2.07 0.02
Less distributions to shareholders:
Net investment income (0.15) (0.38) (0.51) (0.53) –
Net realized gains (0.02) (0.04) (0.03) – –
Total distribution to shareholders (0.17) (0.42) (0.54) (0.53) –
Net asset value, end of period $20.28 $22.30 $21.83 $21.56 $20.02
Total Return at NAV (8.35)% 4.11% 3.82% 10.42% 0.10%
Total Return at Market (8.50)% 3.85% 4.18% 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.23%
(c)(d)
0.23%
(d)
0.23% 0.26% 0.28%
(c)
Total net expenses
(b)(e)
0.23%
(c)(d)
0.23%
(d)
0.23% 0.26% 0.28%
(c)
Net investment income 1.43%
(c)
1.65% 2.37% 2.67% 2.34%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $182,540 $141,619 $56,769 $26,946 $16,014
Portfolio turnover 10% 6% 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 23
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2022
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net tax-exempt and taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 25
operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund), taxes, interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
196,984,603 226,272 (15,694,432) (15,468,160)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2022
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $71,951,467 and $17,828,471, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the period ended April 30, 2022, the cost basis of securities contributed was $5,187,578.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 27
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2022
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 29
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2022
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through
December 31, 2021, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR303_10_M01_(06/22)
CET001582
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2022 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF

Strategic Beta ETFs | Semiannual Report 2022

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Liquidity Risk Management Program 31
Additional Information 32

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000® Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 -5.69 4.97 17.21
Net Asset Value 09/25/19 -5.74 4.91 17.17
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index -5.66 5.09 17.43
Russell 1000® Index -11.29 -2.10 15.24

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2022
Equity sector breakdown (%) (at April 30, 2022)
Information Technology 27 .2
Health Care 14 .2
Consumer Discretionary 12 .3
Financials 10 .2
Industrials 8 .5
Communication Services 7 .9
Consumer Staples 6 .5
Energy 4 .0
Real Estate 3 .3
Materials 3 .0
Utilities 2 .9
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 -1.57 4.41 11.93
Net Asset Value 09/25/19 -1.57 4.57 11.97
{
Beta Advantage
}
® Research
Enhanced U.S. Value Index -1.48 4.76 12.07
Russell 1000® Value Index -3.94 1.32 10.57

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2022
Equity sector breakdown (%) (at April 30, 2022)
Health Care 19 .0
Financials 18 .6
Industrials 10 .8
Information Technology 9 .4
Consumer Staples 8 .0
Energy 7 .6
Communication Services 6 .6
Utilities 5 .7
Consumer Discretionary 5 .0
Real Estate 4 .7
Materials 4 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021 — April 30, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 942.60 1,024.05 0.72 0.75 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 984.30 1,023.85 0.93 0.95 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2022
Common Stocks 99 .2%
Issuer Shares Value ($)
Communication Services  7.9%
Diversified Telecommunication Services 0.1%
Lumen Technologies, Inc. 1,234 12,414
Entertainment 0.3%
Activision Blizzard, Inc. 877 66,301
Electronic Arts, Inc. 314 37,068
Total 103,369
Interactive Media & Services 6.4%
Alphabet, Inc. Class A
(a)
339 773,662
Alphabet, Inc. Class C
(a)
311 715,092
Meta Platforms, Inc. Class A
(a)
2,633 527,838
Total 2,016,592
Media 1.1%
Charter Communications, Inc. Class A
(a)
140 59,989
Comcast Corp. Class A 5,003 198,919
DISH Network Corp. Class A
(a)
279 7,954
Fox Corp. Class A 348 12,472
Fox Corp. Class B 168 5,584
Interpublic Group of Cos., Inc. (The) 434 14,157
New York Times Co. (The) Class A 188 7,204
News Corp. Class A 436 8,659
News Corp. Class B 139 2,768
Nexstar Media Group, Inc. Class A 45 7,129
Omnicom Group, Inc. 231 17,586
Sirius XM Holdings, Inc. 982 5,892
Total 348,313
Total Communication Services 2,480,688
Consumer Discretionary  12.2%
Automobiles 0.1%
Thor Industries, Inc. 298 22,812
Distributors 0.6%
Genuine Parts Co. 780 101,439
LKQ Corp. 1,490 73,949
Total 175,388
Diversified Consumer Services 0.4%
Grand Canyon Education, Inc.
(a)
243 23,321
H&R Block, Inc. 926 24,141
Service Corp. International 892 58,524
Terminix Global Holdings, Inc.
(a)
694 31,847
Total 137,833
Hotels, Restaurants & Leisure 6.3%
Booking Holdings, Inc.
(a)
230 508,371
Boyd Gaming Corp. 460 27,867
Darden Restaurants, Inc. 692 91,157
Expedia Group, Inc.
(a)
818 142,945
McDonald's Corp. 4,104 1,022,553
MGM Resorts International 2,192 89,960
Six Flags Entertainment Corp.
(a)
430 16,456
Travel + Leisure Co. 475 26,353
Wendy's Co. (The) 985 19,463
Wyndham Hotels & Resorts, Inc. 503 44,244
Total 1,989,369
Household Durables 1.7%
DR Horton, Inc. 1,800 125,262
Lennar Corp. Class A 1,431 109,457
Lennar Corp. Class B 88 5,738
Mohawk Industries, Inc.
(a)
315 44,434
NVR, Inc.
(a)
17 74,396
PulteGroup, Inc. 1,387 57,921
Tempur Sealy International, Inc. 1,007 27,300
Toll Brothers, Inc. 595 27,590
Common Stocks (continued)
Issuer Shares Value ($)
Whirlpool Corp. 322 58,449
Total 530,547
Multiline Retail 0.1%
Kohl's Corp. 785 45,436
Specialty Retail 2.3%
AutoNation, Inc.
(a)
249 28,861
AutoZone, Inc.
(a)
115 224,879
Bath & Body Works, Inc. 1,292 68,334
Dick's Sporting Goods, Inc. 331 31,915
Lithia Motors, Inc. 160 45,301
O'Reilly Automotive, Inc.
(a)
372 225,636
Penske Automotive Group, Inc. 172 18,029
Victoria's Secret & Co.
(a)
439 20,686
Williams-Sonoma, Inc. 420 54,802
Total 718,443
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.
(a)
804 38,351
Columbia Sportswear Co. 221 18,157
Hanesbrands, Inc. 1,905 25,260
PVH Corp. 391 28,457
Ralph Lauren Corp. 249 25,981
Tapestry, Inc. 1,465 48,228
Under Armour, Inc. Class A
(a)
1,056 16,220
Under Armour, Inc. Class C
(a)
1,111 15,765
Total 216,419
Total Consumer Discretionary 3,836,247
Consumer Staples  6.4%
Beverages 1.1%
Coca-Cola Co. (The) 5,332 344,500
Molson Coors Beverage Co. Class B 248 13,427
Total 357,927
Food & Staples Retailing 1.3%
Albertsons Cos., Inc. Class A 226 7,069
Kroger Co. (The) 1,020 55,039
Walgreens Boots Alliance, Inc. 1,003 42,527
Walmart, Inc. 1,957 299,402
Total 404,037
Food Products 1.1%
Archer-Daniels-Midland Co. 781 69,946
Flowers Foods, Inc. 262 6,948
Hershey Co. (The) 203 45,831
Ingredion, Inc. 95 8,086
JM Smucker Co. (The) 145 19,855
Kraft Heinz Co. (The) 957 40,797
Mondelez International, Inc. Class A 1,902 122,641
Tyson Foods, Inc. Class A 403 37,544
Total 351,648
Household Products 1.7%
Procter & Gamble Co. (The) 3,382 542,980
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
148 3,934
Tobacco 1.2%
Altria Group, Inc. 2,541 141,203
Philip Morris International, Inc. 2,180 218,000
Total 359,203
Total Consumer Staples 2,019,729
Energy  4.0%
Energy Equipment & Services 0.0%
NOV, Inc. 714 12,945
Oil, Gas & Consumable Fuels 4.0%
APA Corp. 681 27,873
ConocoPhillips 2,470 235,934

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 9
Common Stocks (continued)
Issuer Shares Value ($)
Continental Resources, Inc. 119 6,613
Exxon Mobil Corp. 7,797 664,694
HF Sinclair Corp.
(a)
271 10,304
Marathon Oil Corp. 1,436 35,785
Marathon Petroleum Corp. 1,175 102,531
Occidental Petroleum Corp. 1,538 84,728
Valero Energy Corp. 749 83,499
Total 1,251,961
Total Energy 1,264,906
Financials  10.2%
Banks 3.0%
Bank OZK 334 12,832
Citigroup, Inc. 5,744 276,918
Comerica, Inc. 367 30,057
Fifth Third Bancorp 1,905 71,495
KeyCorp 2,635 50,882
Popular, Inc. 215 16,768
Synovus Financial Corp. 400 16,616
Wells Fargo & Co. 11,022 480,890
Total 956,458
Capital Markets 3.3%
Affiliated Managers Group, Inc. 115 14,441
Blackstone, Inc. 1,942 197,249
Cboe Global Markets, Inc. 288 32,538
Evercore, Inc. Class A 107 11,315
Goldman Sachs Group, Inc. (The) 933 285,022
Invesco Ltd. 926 17,020
Janus Henderson Group PLC 467 14,234
Jefferies Financial Group, Inc. 592 18,210
Lazard Ltd. Class A 279 9,143
Morgan Stanley 3,804 306,564
Raymond James Financial, Inc. 513 49,997
SEI Investments Co. 302 16,827
T Rowe Price Group, Inc. 639 78,623
Total 1,051,183
Consumer Finance 1.2%
Ally Financial, Inc. 966 38,601
Capital One Financial Corp. 1,183 147,426
Credit Acceptance Corp.
(a)
23 11,788
Discover Financial Services 802 90,193
OneMain Holdings, Inc. 301 13,825
SLM Corp. 799 13,367
Synchrony Financial 1,499 55,178
Total 370,378
Diversified Financial Services 0.1%
Voya Financial, Inc. 312 19,700
Insurance 2.4%
Allstate Corp. (The) 796 100,726
American Financial Group, Inc. 187 25,896
Axis Capital Holdings Ltd. 214 12,268
CNA Financial Corp. 75 3,558
Fidelity National Financial, Inc. 757 30,144
First American Financial Corp. 294 17,143
Lincoln National Corp. 523 31,458
Marsh & McLennan Cos., Inc. 1,400 226,380
Mercury General Corp. 73 3,681
MetLife, Inc. 1,978 129,915
Old Republic International Corp. 764 16,816
Prudential Financial, Inc. 1,063 115,346
Reinsurance Group of America, Inc. 187 20,069
Unum Group 567 17,305
Total 750,705
Common Stocks (continued)
Issuer Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 1,471 16,152
Annaly Capital Management, Inc. 3,948 25,346
Total 41,498
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 931 12,159
Total Financials 3,202,081
Health Care  14.1%
Biotechnology 2.1%
AbbVie, Inc. 1,374 201,813
Alnylam Pharmaceuticals, Inc.
(a)
94 12,542
Amgen, Inc. 443 103,303
Biogen, Inc.
(a)
116 24,063
BioMarin Pharmaceutical, Inc.
(a)
145 11,796
CureVac NV
(a)
44 752
Exact Sciences Corp.
(a)
139 7,652
Exelixis, Inc.
(a)
243 5,429
Gilead Sciences, Inc. 988 58,628
Horizon Therapeutics PLC
(a)
170 16,755
Incyte Corp.
(a)
148 11,094
Ionis Pharmaceuticals, Inc.
(a)
113 4,154
Iovance Biotherapeutics, Inc.
(a)
116 1,757
Mirati Therapeutics, Inc.
(a)
34 2,101
Moderna, Inc.
(a)
281 37,769
Natera, Inc.
(a)
66 2,318
Neurocrine Biosciences, Inc.
(a)
74 6,662
Novavax, Inc.
(a)
61 2,749
Regeneron Pharmaceuticals, Inc.
(a)
81 53,388
Sage Therapeutics, Inc.
(a)
41 1,292
Sarepta Therapeutics, Inc.
(a)
64 4,629
Seagen, Inc.
(a)
108 14,149
Ultragenyx Pharmaceutical, Inc.
(a)
51 3,605
United Therapeutics Corp.
(a)
35 6,215
Vertex Pharmaceuticals, Inc.
(a)
204 55,737
Total 650,352
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 2,818 319,843
Baxter International, Inc. 1,035 73,547
Becton Dickinson and Co. 470 116,179
DENTSPLY SIRONA, Inc. 356 14,236
Embecta Corp.
(a)
92 2,800
Envista Holdings Corp.
(a)
264 10,460
Hologic, Inc.
(a)
409 29,444
ICU Medical, Inc.
(a)
34 7,276
Integra LifeSciences Holdings Corp.
(a)
119 7,278
Medtronic PLC 2,217 231,366
Quidel Corp.
(a)
62 6,238
Total 818,667
Health Care Providers & Services 2.7%
AmerisourceBergen Corp. 242 36,612
Anthem, Inc. 393 197,259
Cardinal Health, Inc. 469 27,226
Centene Corp.
(a)
907 73,059
Cigna Corp. 539 133,014
CVS Health Corp. 2,132 204,949
DaVita, Inc.
(a)
106 11,487
Laboratory Corp. of America Holdings
(a)
150 36,042
McKesson Corp. 248 76,783
Molina Healthcare, Inc.
(a)
93 29,151
Quest Diagnostics, Inc. 198 26,500
Total 852,082

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc. 487 58,085
Bruker Corp. 167 9,601
IQVIA Holdings, Inc.
(a)
312 68,013
Mettler-Toledo International, Inc.
(a)
38 48,546
Syneos Health, Inc.
(a)
168 12,279
Waters Corp.
(a)
101 30,605
Total 227,129
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co. 3,662 275,639
Johnson & Johnson 4,347 784,460
Merck & Co., Inc. 4,181 370,813
Organon & Co. 416 13,449
Perrigo Co. PLC 220 7,546
Pfizer, Inc. 9,063 444,721
Total 1,896,628
Total Health Care 4,444,858
Industrials  8.5%
Aerospace & Defense 1.4%
Curtiss-Wright Corp. 91 13,005
General Dynamics Corp. 549 129,855
Huntington Ingalls Industries, Inc. 89 18,934
Lockheed Martin Corp. 540 233,345
Textron, Inc. 499 34,555
Woodward, Inc. 138 15,246
Total 444,940
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc. 368 36,458
United Parcel Service, Inc. Class B 1,601 288,148
Total 324,606
Building Products 0.7%
A O Smith Corp. 288 16,828
Allegion PLC 201 22,962
Builders FirstSource, Inc.
(a)
448 27,583
Johnson Controls International PLC 1,563 93,577
Masco Corp. 539 28,400
Owens Corning 231 21,005
Total 210,355
Commercial Services & Supplies 1.0%
Cintas Corp. 192 76,274
Clean Harbors, Inc.
(a)
115 12,067
Republic Services, Inc. 467 62,704
Waste Management, Inc. 934 153,587
Total 304,632
Construction & Engineering 0.1%
AECOM 299 21,098
MasTec, Inc.
(a)
132 9,505
MDU Resources Group, Inc. 587 15,121
Total 45,724
Electrical Equipment 0.5%
Acuity Brands, Inc. 80 13,798
Emerson Electric Co. 1,328 119,759
nVent Electric PLC 369 12,465
Total 146,022
Machinery 1.0%
Allison Transmission Holdings, Inc. 235 8,798
Crane Co. 109 10,489
Dover Corp. 321 42,789
Flowserve Corp. 293 9,584
Lincoln Electric Holdings, Inc. 127 17,111
Nordson Corp. 127 27,393
Oshkosh Corp. 148 13,681
Common Stocks (continued)
Issuer Shares Value ($)
Otis Worldwide Corp. 964 70,218
Pentair PLC 361 18,321
Snap-on, Inc. 116 24,649
Toro Co. (The) 240 19,231
Westinghouse Air Brake Technologies Corp. 409 36,773
Total 299,037
Professional Services 0.5%
CACI International, Inc. Class A
(a)
53 14,061
FTI Consulting, Inc.
(a)
75 11,828
ManpowerGroup, Inc. 120 10,824
Robert Half International, Inc. 243 23,889
TransUnion 426 37,284
Verisk Analytics, Inc. 352 71,826
Total 169,712
Road & Rail 2.2%
AMERCO 19 10,174
CSX Corp. 5,051 173,451
Knight-Swift Transportation Holdings, Inc. 355 17,001
Landstar System, Inc. 86 13,322
Norfolk Southern Corp. 538 138,740
Ryder System, Inc. 116 8,108
Union Pacific Corp. 1,453 340,423
Total 701,219
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
126 2,994
Watsco, Inc. 72 19,208
Total 22,202
Total Industrials 2,668,449
Information Technology  27.0%
Communications Equipment 1.0%
Arista Networks, Inc.
(a)
258 29,817
Cisco Systems, Inc. 4,464 218,647
Lumentum Holdings, Inc.
(a)
80 6,497
Motorola Solutions, Inc. 176 37,609
Ubiquiti, Inc. 7 1,976
Total 294,546
Electronic Equipment, Instruments & Components 0.2%
Keysight Technologies, Inc.
(a)
197 27,633
Vontier Corp. 187 4,791
Zebra Technologies Corp. Class A
(a)
56 20,701
Total 53,125
IT Services 3.7%
Accenture PLC Class A 677 203,344
Amdocs Ltd. 133 10,599
Fidelity National Information Services, Inc. 677 67,125
Gartner, Inc.
(a)
86 24,987
Global Payments, Inc. 317 43,423
GoDaddy, Inc. Class A
(a)
180 14,546
Mastercard, Inc. Class A 925 336,127
Paychex, Inc. 345 43,722
SolarWinds Corp. 39 482
SS&C Technologies Holdings, Inc. 243 15,712
StoneCo Ltd. Class A
(a)
239 2,251
VeriSign, Inc.
(a)
105 18,762
Visa, Inc. Class A 1,787 380,863
Western Union Co. (The) 429 7,190
Total 1,169,133
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.
(a)
1,771 151,456
Applied Materials, Inc. 979 108,033
Cirrus Logic, Inc.
(a)
61 4,624
Lam Research Corp. 153 71,261

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 11
Common Stocks (continued)
Issuer Shares Value ($)
MKS Instruments, Inc. 60 6,839
Qorvo, Inc.
(a)
117 13,312
QUALCOMM, Inc. 1,215 169,723
Skyworks Solutions, Inc. 177 20,054
Teradyne, Inc. 176 18,561
Texas Instruments, Inc. 991 168,718
Total 732,581
Software 11.2%
Adobe, Inc.
(a)
496 196,391
ANSYS, Inc.
(a)
94 25,915
Aspen Technology, Inc.
(a)
73 11,573
Atlassian Corp. PLC Class A
(a)
149 33,500
Autodesk, Inc.
(a)
239 45,238
Bentley Systems, Inc. Class B 151 6,401
Cadence Design Systems, Inc.
(a)
292 44,048
Crowdstrike Holdings, Inc. Class A
(a)
219 43,528
DocuSign, Inc.
(a)
214 17,334
Dolby Laboratories, Inc. Class A 69 5,345
Dropbox, Inc. Class A
(a)
332 7,221
Dynatrace, Inc.
(a)
219 8,401
Fair Isaac Corp.
(a)
30 11,205
Fortinet, Inc.
(a)
139 40,172
Intuit, Inc. 273 114,319
Manhattan Associates, Inc.
(a)
68 8,877
Microsoft Corp. 7,969 2,211,557
NortonLifeLock, Inc. 586 14,673
Oracle Corp. 1,549 113,697
Palo Alto Networks, Inc.
(a)
104 58,373
Roper Technologies, Inc. 231 108,552
Salesforce, Inc.
(a)
998 175,588
ServiceNow, Inc.
(a)
215 102,792
Synopsys, Inc.
(a)
161 46,173
Teradata Corp.
(a)
118 4,879
Trade Desk, Inc. (The) Class A
(a)
468 27,575
VMware, Inc. Class A 216 23,337
Zoom Video Communications, Inc. Class A
(a)
237 23,598
Total 3,530,262
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc. 16,610 2,618,566
Dell Technologies, Inc. Class C 295 13,868
Hewlett Packard Enterprise Co. 1,427 21,990
HP, Inc. 1,217 44,579
NetApp, Inc. 242 17,727
Total 2,716,730
Total Information Technology 8,496,377
Materials  2.9%
Chemicals 1.3%
Celanese Corp. 291 42,760
CF Industries Holdings, Inc. 541 52,385
Chemours Co. (The) 430 14,220
Dow, Inc. 1,941 129,076
LyondellBasell Industries NV Class A 688 72,949
Mosaic Co. (The) 955 59,611
Olin Corp. 373 21,410
Westlake Corp. 89 11,263
Total 403,674
Construction Materials 0.0%
Eagle Materials, Inc. 105 12,949
Containers & Packaging 0.3%
Avery Dennison Corp. 218 39,371
International Paper Co. 1,043 48,270
Total 87,641
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.3%
Cleveland-Cliffs, Inc.
(a)
1,228 31,302
Freeport-McMoRan, Inc. 3,889 157,699
Nucor Corp. 739 114,382
Reliance Steel & Aluminum Co. 166 32,909
Steel Dynamics, Inc. 522 44,762
United States Steel Corp. 694 21,160
Total 402,214
Paper & Forest Products 0.0%
Louisiana-Pacific Corp. 243 15,678
Sylvamo Corp.
(a)
95 4,242
Total 19,920
Total Materials 926,398
Real Estate  3.2%
Equity Real Estate Investment Trusts (REITs) 2.9%
American Homes 4 Rent Class A 741 29,351
Brixmor Property Group, Inc. 743 18,857
Camden Property Trust 242 37,967
Cousins Properties, Inc. 370 13,283
CubeSmart 549 26,083
EPR Properties 184 9,664
Equity Residential 922 75,143
Essex Property Trust, Inc. 162 53,342
First Industrial Realty Trust, Inc. 319 18,502
Highwoods Properties, Inc. 257 10,496
Invitation Homes, Inc. 1,446 57,580
Iron Mountain, Inc. 700 37,611
Lamar Advertising Co. Class A 213 23,517
Life Storage, Inc. 195 25,836
Mid-America Apartment Communities, Inc. 290 57,037
Public Storage 372 138,198
SBA Communications Corp. 267 92,678
Simon Property Group, Inc. 818 96,524
SL Green Realty Corp. 172 11,906
Spirit Realty Capital, Inc. 307 13,339
Weyerhaeuser Co. 1,866 76,917
Total 923,831
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
829 68,840
Jones Lang LaSalle, Inc.
(a)
125 27,341
Total 96,181
Total Real Estate 1,020,012
Utilities  2.8%
Electric Utilities 2.6%
American Electric Power Co., Inc. 1,466 145,295
Constellation Energy Corp. 945 55,953
Duke Energy Corp. 2,240 246,758
Entergy Corp. 583 69,290
Evergy, Inc. 669 45,392
Exelon Corp. 2,836 132,668
FirstEnergy Corp. 1,594 69,036
Hawaiian Electric Industries, Inc. 309 12,703
IDACORP, Inc. 148 15,567
NRG Energy, Inc. 710 25,489
Total 818,151
Gas Utilities 0.1%
National Fuel Gas Co. 257 18,023
UGI Corp. 595 20,409
Total 38,432

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 0.1%
NiSource, Inc. 1,150 33,488
Total Utilities 890,071
Total Common Stocks
(Cost $30,078,080) 31,249,816
Exchange-Traded Equity Funds 0 .3%
Issuer Shares Value ($)
Financials  0.3%
Financial Select Sector SPDR Fund 2,488 85,861
Total Exchange-Traded Equity Funds
(Cost $96,280) 85,861
Issuer Shares Value ($)
Money Market Funds 0 .4%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.345%
(b)
134,737 134,737
Total Money Market Funds
(Cost $134,737) 134,737
Total Investments in Securities
(Cost $30,309,097) 31,470,414
Other Assets & Liabilities, Net 21,544
Net Assets 31,491,958
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2022 (Unaudited)
The accompanying Notes to the Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 13
Fair Value Measurements (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,480,688 – – 2,480,688
Consumer Discretionary 3,836,247 – – 3,836,247
Consumer Staples 2,019,729 – – 2,019,729
Energy 1,264,906 – – 1,264,906
Financials 3,202,081 – – 3,202,081
Health Care 4,444,858 – – 4,444,858
Industrials 2,668,449 – – 2,668,449
Information Technology 8,496,377 – – 8,496,377
Materials 926,398 – – 926,398
Real Estate 1,020,012 – – 1,020,012
Utilities 890,071 – – 890,071
Total Common Stocks 31,249,816 – – 31,249,816
Exchange-Traded Equity Funds 85,861 – – 85,861
Money Market Funds 134,737 – – 134,737
Total Investments in Securities 31,470,414 – – 31,470,414
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2022
Common Stocks 99 .4%
Issuer Shares Value ($)
Communication Services  6.6%
Diversified Telecommunication Services 0.2%
Lumen Technologies, Inc. 5,697 57,312
Entertainment 1.6%
Activision Blizzard, Inc. 4,050 306,180
Electronic Arts, Inc. 1,448 170,936
Total 477,116
Interactive Media & Services 3.3%
Alphabet, Inc. Class A
(a)
218 497,517
Alphabet, Inc. Class C
(a)
199 457,567
Total 955,084
Media 1.5%
Charter Communications, Inc. Class A
(a)
36 15,426
DISH Network Corp. Class A
(a)
1,294 36,892
Fox Corp. Class A 1,605 57,523
Fox Corp. Class B 780 25,927
Interpublic Group of Cos., Inc. (The) 2,006 65,436
New York Times Co. (The) Class A 866 33,185
News Corp. Class A 2,016 40,038
News Corp. Class B 640 12,742
Nexstar Media Group, Inc. Class A 193 30,575
Omnicom Group, Inc. 1,073 81,688
Sirius XM Holdings, Inc. 4,537 27,222
Total 426,654
Total Communication Services 1,916,166
Consumer Discretionary  5.0%
Automobiles 0.0%
Thor Industries, Inc. 189 14,468
Distributors 0.6%
Genuine Parts Co. 841 109,372
LKQ Corp. 1,604 79,607
Total 188,979
Diversified Consumer Services 0.4%
H&R Block, Inc. 196 5,109
Service Corp. International 962 63,117
Terminix Global Holdings, Inc.
(a)
748 34,326
Total 102,552
Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp. 391 23,687
Darden Restaurants, Inc. 239 31,483
MGM Resorts International 2,364 97,019
Six Flags Entertainment Corp.
(a)
286 10,945
Travel + Leisure Co. 171 9,487
Wyndham Hotels & Resorts, Inc. 202 17,768
Total 190,389
Household Durables 1.4%
DR Horton, Inc. 1,138 79,193
Lennar Corp. Class A 1,540 117,795
Lennar Corp. Class B 95 6,194
Mohawk Industries, Inc.
(a)
340 47,960
NVR, Inc.
(a)
6 26,257
PulteGroup, Inc. 1,061 44,307
Toll Brothers, Inc. 383 17,760
Whirlpool Corp. 347 62,988
Total 402,454
Multiline Retail 0.2%
Kohl's Corp. 847 49,024
Specialty Retail 1.1%
AutoNation, Inc.
(a)
269 31,180
AutoZone, Inc.
(a)
98 191,636
Dick's Sporting Goods, Inc. 357 34,422
Lithia Motors, Inc. 158 44,734
Common Stocks (continued)
Issuer Shares Value ($)
Penske Automotive Group, Inc. 185 19,392
Total 321,364
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.
(a)
867 41,356
Columbia Sportswear Co. 224 18,404
Hanesbrands, Inc. 827 10,966
Ralph Lauren Corp. 269 28,067
Tapestry, Inc. 1,421 46,779
Under Armour, Inc. Class A
(a)
1,138 17,480
Under Armour, Inc. Class C
(a)
1,198 17,000
Total 180,052
Total Consumer Discretionary 1,449,282
Consumer Staples  8.0%
Beverages 0.6%
Coca-Cola Co. (The) 2,204 142,400
Molson Coors Beverage Co. Class B 347 18,787
Total 161,187
Food & Staples Retailing 2.0%
Albertsons Cos., Inc. Class A 321 10,041
Kroger Co. (The) 1,431 77,217
Walgreens Boots Alliance, Inc. 1,411 59,826
Walmart, Inc. 2,748 420,417
Total 567,501
Food Products 1.4%
Archer-Daniels-Midland Co. 1,097 98,247
Ingredion, Inc. 131 11,149
JM Smucker Co. (The) 205 28,071
Kraft Heinz Co. (The) 1,348 57,465
Mondelez International, Inc. Class A 2,673 172,355
Tyson Foods, Inc. Class A 566 52,729
Total 420,016
Household Products 2.6%
Procter & Gamble Co. (The) 4,752 762,934
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
173 4,598
Tobacco 1.4%
Altria Group, Inc. 1,586 88,134
Philip Morris International, Inc. 3,065 306,500
Total 394,634
Total Consumer Staples 2,310,870
Energy  7.5%
Energy Equipment & Services 0.1%
NOV, Inc. 1,284 23,279
Oil, Gas & Consumable Fuels 7.4%
APA Corp. 1,227 50,221
ConocoPhillips 4,440 424,109
Continental Resources, Inc. 192 10,669
Exxon Mobil Corp. 14,018 1,195,034
HF Sinclair Corp.
(a)
491 18,668
Marathon Petroleum Corp. 2,110 184,119
Occidental Petroleum Corp. 2,412 132,877
Valero Energy Corp. 1,350 150,498
Total 2,166,195
Total Energy 2,189,474
Financials  18.4%
Banks 6.2%
Bank OZK 636 24,435
Citigroup, Inc. 10,910 525,971
Comerica, Inc. 696 57,002
Fifth Third Bancorp 3,618 135,784
KeyCorp 5,004 96,627
Popular, Inc. 408 31,820

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 15
Common Stocks (continued)
Issuer Shares Value ($)
Synovus Financial Corp. 701 29,120
Wells Fargo & Co. 20,937 913,481
Total 1,814,240
Capital Markets 5.0%
Affiliated Managers Group, Inc. 219 27,500
Cboe Global Markets, Inc. 547 61,800
Evercore, Inc. Class A 204 21,573
Goldman Sachs Group, Inc. (The) 1,662 507,724
Invesco Ltd. 1,758 32,312
Janus Henderson Group PLC 888 27,066
Jefferies Financial Group, Inc. 1,127 34,667
Lazard Ltd. Class A 529 17,335
Morgan Stanley 7,225 582,263
SEI Investments Co. 573 31,928
T Rowe Price Group, Inc. 812 99,908
Total 1,444,076
Consumer Finance 2.0%
Ally Financial, Inc. 1,833 73,247
Capital One Financial Corp. 2,244 279,647
Credit Acceptance Corp.
(a)
43 22,038
Discover Financial Services 686 77,148
OneMain Holdings, Inc. 572 26,272
SLM Corp. 1,521 25,446
Synchrony Financial 2,315 85,215
Total 589,013
Diversified Financial Services 0.1%
Voya Financial, Inc. 591 37,316
Insurance 4.7%
Allstate Corp. (The) 1,514 191,582
American Financial Group, Inc. 353 48,883
Axis Capital Holdings Ltd. 407 23,333
CNA Financial Corp. 147 6,974
Fidelity National Financial, Inc. 1,435 57,142
First American Financial Corp. 558 32,537
Lincoln National Corp. 843 50,706
Marsh & McLennan Cos., Inc. 2,345 379,186
Mercury General Corp. 142 7,161
MetLife, Inc. 3,757 246,760
Old Republic International Corp. 1,453 31,981
Prudential Financial, Inc. 2,023 219,516
Reinsurance Group of America, Inc. 353 37,884
Unum Group 1,076 32,839
Total 1,366,484
Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp. 2,795 30,689
Annaly Capital Management, Inc. 7,500 48,150
Total 78,839
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 1,768 23,090
Total Financials 5,353,058
Health Care  18.9%
Biotechnology 1.4%
Amgen, Inc. 147 34,279
Biogen, Inc.
(a)
217 45,015
BioMarin Pharmaceutical, Inc.
(a)
270 21,965
Exact Sciences Corp.
(a)
18 991
Exelixis, Inc.
(a)
64 1,430
Gilead Sciences, Inc. 1,834 108,830
Horizon Therapeutics PLC
(a)
260 25,626
Incyte Corp.
(a)
41 3,073
Ionis Pharmaceuticals, Inc.
(a)
15 551
Iovance Biotherapeutics, Inc.
(a)
153 2,318
Common Stocks (continued)
Issuer Shares Value ($)
Mirati Therapeutics, Inc.
(a)
9 556
Natera, Inc.
(a)
8 281
Regeneron Pharmaceuticals, Inc.
(a)
131 86,343
Sage Therapeutics, Inc.
(a)
74 2,332
Seagen, Inc.
(a)
20 2,620
Ultragenyx Pharmaceutical, Inc.
(a)
23 1,626
United Therapeutics Corp.
(a)
63 11,186
Vertex Pharmaceuticals, Inc.
(a)
227 62,021
Total 411,043
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 2,210 250,835
Baxter International, Inc. 1,624 115,402
Becton Dickinson and Co. 737 182,179
DENTSPLY SIRONA, Inc. 558 22,314
Embecta Corp.
(a)
149 4,534
Envista Holdings Corp.
(a)
413 16,363
Integra LifeSciences Holdings Corp.
(a)
186 11,376
Medtronic PLC 3,474 362,547
Quidel Corp.
(a)
99 9,961
Total 975,511
Health Care Providers & Services 3.7%
AmerisourceBergen Corp. 380 57,490
Anthem, Inc. 616 309,189
Cardinal Health, Inc. 300 17,415
Centene Corp.
(a)
1,423 114,623
CVS Health Corp. 3,342 321,266
Laboratory Corp. of America Holdings
(a)
234 56,225
McKesson Corp. 333 103,100
Molina Healthcare, Inc.
(a)
122 38,241
Quest Diagnostics, Inc. 308 41,223
Total 1,058,772
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.
(a)
246 53,626
Waters Corp.
(a)
10 3,030
Total 56,656
Pharmaceuticals 10.2%
Bristol-Myers Squibb Co. 5,742 432,200
Johnson & Johnson 6,814 1,229,654
Merck & Co., Inc. 6,555 581,363
Organon & Co. 653 21,112
Perrigo Co. PLC 345 11,834
Pfizer, Inc. 14,205 697,039
Total 2,973,202
Total Health Care 5,475,184
Industrials  10.7%
Aerospace & Defense 1.7%
Curtiss-Wright Corp. 181 25,867
General Dynamics Corp. 1,104 261,129
Huntington Ingalls Industries, Inc. 177 37,655
Lockheed Martin Corp. 136 58,768
Textron, Inc. 1,006 69,666
Woodward, Inc. 277 30,603
Total 483,688
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc. 203 20,111
Building Products 0.7%
A O Smith Corp. 577 33,714
Allegion PLC 98 11,196
Builders FirstSource, Inc.
(a)
903 55,598
Masco Corp. 1,087 57,274
Owens Corning 466 42,373
Total 200,155

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Commercial Services & Supplies 1.4%
Cintas Corp. 23 9,137
Clean Harbors, Inc.
(a)
233 24,449
Republic Services, Inc. 942 126,482
Waste Management, Inc. 1,583 260,308
Total 420,376
Construction & Engineering 0.3%
AECOM 604 42,618
MasTec, Inc.
(a)
265 19,083
MDU Resources Group, Inc. 1,102 28,387
Total 90,088
Electrical Equipment 1.0%
Acuity Brands, Inc. 159 27,425
Emerson Electric Co. 2,673 241,051
nVent Electric PLC 744 25,132
Total 293,608
Machinery 1.7%
Allison Transmission Holdings, Inc. 114 4,268
Crane Co. 221 21,267
Dover Corp. 646 86,112
Flowserve Corp. 587 19,201
Nordson Corp. 214 46,158
Oshkosh Corp. 297 27,455
Otis Worldwide Corp. 1,940 141,309
Pentair PLC 728 36,946
Snap-on, Inc. 234 49,723
Toro Co. (The) 28 2,243
Westinghouse Air Brake Technologies Corp. 821 73,816
Total 508,498
Professional Services 0.4%
FTI Consulting, Inc.
(a)
154 24,287
ManpowerGroup, Inc. 241 21,738
Robert Half International, Inc. 60 5,899
Verisk Analytics, Inc. 259 52,849
Total 104,773
Road & Rail 3.3%
AMERCO 42 22,490
CSX Corp. 10,180 349,581
Knight-Swift Transportation Holdings, Inc. 716 34,289
Landstar System, Inc. 18 2,788
Norfolk Southern Corp. 1,085 279,800
Ryder System, Inc. 235 16,427
Union Pacific Corp. 1,078 252,565
Total 957,940
Trading Companies & Distributors 0.1%
Core & Main, Inc. Class A
(a)
124 2,946
Watsco, Inc. 149 39,750
Total 42,696
Total Industrials 3,121,933
Information Technology  9.3%
Communications Equipment 2.1%
Arista Networks, Inc.
(a)
63 7,281
Cisco Systems, Inc. 10,408 509,784
Lumentum Holdings, Inc.
(a)
184 14,943
Motorola Solutions, Inc. 411 87,826
Ubiquiti, Inc. 2 564
Total 620,398
Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies, Inc.
(a)
259 36,330
Vontier Corp. 201 5,150
Total 41,480
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 1.8%
Accenture PLC Class A 308 92,511
Amdocs Ltd. 307 24,465
Fidelity National Information Services, Inc. 1,579 156,558
Global Payments, Inc. 739 101,228
GoDaddy, Inc. Class A
(a)
380 30,708
Paychex, Inc. 104 13,180
SolarWinds Corp. 91 1,126
SS&C Technologies Holdings, Inc. 566 36,598
StoneCo Ltd. Class A
(a)
41 386
VeriSign, Inc.
(a)
244 43,600
Western Union Co. (The) 753 12,620
Total 512,980
Semiconductors & Semiconductor Equipment 2.3%
Cirrus Logic, Inc.
(a)
145 10,991
Intel Corp. 10,228 445,838
MKS Instruments, Inc. 20 2,280
Qorvo, Inc.
(a)
275 31,289
Skyworks Solutions, Inc. 219 24,813
Texas Instruments, Inc. 876 149,139
Total 664,350
Software 2.5%
ANSYS, Inc.
(a)
126 34,737
Dolby Laboratories, Inc. Class A 163 12,628
Dynatrace, Inc.
(a)
32 1,227
Manhattan Associates, Inc.
(a)
74 9,661
NortonLifeLock, Inc. 1,007 25,215
Oracle Corp. 244 17,909
Roper Technologies, Inc. 466 218,983
Salesforce, Inc.
(a)
1,881 330,943
Synopsys, Inc.
(a)
136 39,003
Teradata Corp.
(a)
42 1,737
VMware, Inc. Class A 319 34,465
Total 726,508
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Inc. Class C 352 16,548
Hewlett Packard Enterprise Co. 3,332 51,346
HP, Inc. 1,855 67,949
NetApp, Inc. 189 13,844
Total 149,687
Total Information Technology 2,715,403
Materials  4.6%
Chemicals 1.9%
Celanese Corp. 326 47,902
Chemours Co. (The) 370 12,236
Dow, Inc. 3,175 211,137
LyondellBasell Industries NV Class A 1,065 112,922
Mosaic Co. (The) 1,686 105,240
Olin Corp. 609 34,957
Westlake Corp. 123 15,566
Total 539,960
Construction Materials 0.1%
Eagle Materials, Inc. 183 22,568
Containers & Packaging 0.4%
Avery Dennison Corp. 180 32,508
International Paper Co. 1,837 85,016
Total 117,524
Metals & Mining 2.1%
Cleveland-Cliffs, Inc.
(a)
2,161 55,084
Freeport-McMoRan, Inc. 4,843 196,384
Nucor Corp. 1,303 201,678
Reliance Steel & Aluminum Co. 293 58,087

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 17
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 747 64,055
United States Steel Corp. 1,226 37,381
Total 612,669
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 396 25,550
Sylvamo Corp.
(a)
168 7,501
Total 33,051
Total Materials 1,325,772
Real Estate  4.7%
Equity Real Estate Investment Trusts (REITs) 4.1%
American Homes 4 Rent Class A 1,316 52,127
Brixmor Property Group, Inc. 1,319 33,476
Camden Property Trust 430 67,463
Cousins Properties, Inc. 659 23,658
CubeSmart 973 46,227
EPR Properties 327 17,174
Equity Residential 1,637 133,416
Essex Property Trust, Inc. 287 94,500
First Industrial Realty Trust, Inc. 567 32,886
Highwoods Properties, Inc. 457 18,664
Invitation Homes, Inc. 2,565 102,138
Iron Mountain, Inc. 371 19,934
Lamar Advertising Co. Class A 48 5,300
Life Storage, Inc. 345 45,709
Mid-America Apartment Communities, Inc. 512 100,700
Public Storage 157 58,326
SBA Communications Corp. 395 137,108
Simon Property Group, Inc. 189 22,302
SL Green Realty Corp. 306 21,181
Spirit Realty Capital, Inc. 546 23,724
Weyerhaeuser Co. 3,312 136,521
Total 1,192,534
Real Estate Management & Development 0.6%
CBRE Group, Inc. Class A
(a)
1,396 115,924
Jones Lang LaSalle, Inc.
(a)
224 48,995
Total 164,919
Total Real Estate 1,357,453
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  5.7%
Electric Utilities 5.2%
American Electric Power Co., Inc. 2,751 272,651
Constellation Energy Corp. 1,773 104,979
Duke Energy Corp. 4,205 463,223
Entergy Corp. 1,095 130,141
Evergy, Inc. 1,254 85,084
Exelon Corp. 5,319 248,823
FirstEnergy Corp. 2,992 129,583
Hawaiian Electric Industries, Inc. 579 23,803
IDACORP, Inc. 277 29,135
NRG Energy, Inc. 728 26,135
Total 1,513,557
Gas Utilities 0.3%
National Fuel Gas Co. 484 33,943
UGI Corp. 1,119 38,382
Total 72,325
Multi-Utilities 0.2%
NiSource, Inc. 2,158 62,841
Total Utilities 1,648,723
Total Common Stocks
(Cost $29,647,895) 28,863,318
Exchange-Traded Equity Funds 0 .2%
Issuer Shares Value ($)
Financials  0.2%
Financial Select Sector SPDR Fund 2,042 70,470
Total Exchange-Traded Equity Funds
(Cost $78,390) 70,470
Issuer Shares Value ($)
Money Market Funds 0 .3%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.345%
(b)
77,127 77,127
Total Money Market Funds
(Cost $77,127) 77,127
Total Investments in Securities
(Cost $29,803,412) 29,010,915
Other Assets & Liabilities, Net 25,841
Net Assets 29,036,756
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2022.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 1,916,166 – – 1,916,166
Consumer Discretionary 1,449,282 – – 1,449,282
Consumer Staples 2,310,870 – – 2,310,870
Energy 2,189,474 – – 2,189,474
Financials 5,353,058 – – 5,353,058
Health Care 5,475,184 – – 5,475,184
Industrials 3,121,933 – – 3,121,933
Information Technology 2,715,403 – – 2,715,403
Materials 1,325,772 – – 1,325,772
Real Estate 1,357,453 – – 1,357,453
Utilities 1,648,723 – – 1,648,723
Total Common Stocks 28,863,318 – – 28,863,318
Exchange-Traded Equity Funds 70,470 – – 70,470
Money Market Funds 77,127 – – 77,127
Total Investments in Securities 29,010,915 – – 29,010,915
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 19
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,309,097 and $29,803,412, respectively) $31,470,414 $29,010,915
Cash 50 89
Receivable for:
Dividends 25,558 30,054
Total assets 31,496,022 29,041,058
Liabilities
Payable for:
Investment management fees 4,064 4,302
Total liabilities 4,064 4,302
Net assets applicable to outstanding capital stock $31,491,958 $29,036,756
Represented by:
Paid-in capital $29,226,394 $29,528,805
Total distributable earnings (loss) 2,265,564 (492,049)
Total - representing net assets applicable to outstanding capital stock $31,491,958 $29,036,756
Shares outstanding 1,300,000 1,425,000
Net asset value per share $24.22 $20.38

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2022
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $243,202 $238,737
Foreign taxes withheld (41) (46)
Total income 243,161 238,691
Expenses:
Investment management fees 21,545 19,928
Net Investment Income 221,616 218,763
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 817,722 (98,983)
In-kind transactions - unaffiliated issuers 186,448 521,630
Net realized gain 1,004,170 422,647
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (3,023,809) (1,335,067)
Net change in unrealized depreciation (3,023,809) (1,335,067)
Net realized and unrealized loss (2,019,639) (912,420)
Net Decrease in net assets resulting from operations $(1,798,023) $(693,657)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 21
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations
Net investment income $221,616 $899,043 $218,763 $101,844
Net realized gain 1,004,170 26,906,505 422,647 133,704
Net change in unrealized appreciation (depreciation) (3,023,809) (1,905,580) (1,335,067) 580,706
Net increase (decrease) in net assets resulting from operations (1,798,023) 25,899,968 (693,657) 816,254
Distributions to shareholders
Net investment income and net realized gains (4,861,229) (903,804) (315,575) (116,961)
Shareholder transactions
Proceeds from shares sold 10,832,746 13,953,190 23,301,838 9,842,033
Cost of shares redeemed (788,511) (83,290,815) (4,258,694) (943)
Net increase (decrease) in net assets resulting from shareholder transactions 10,044,235 (69,337,625) 19,043,144 9,841,090
Increase (decrease) in net assets 3,384,983 (44,341,461) 18,033,912 10,540,383
Net Assets:
Net assets beginning of period 28,106,975 72,448,436 11,002,844 462,461
Net assets at end of period $31,491,958 $28,106,975 $29,036,756 $11,002,844
Capital stock activity
Shares outstanding, beginning of period 900,000 3,325,050 525,000 25,050
Subscriptions 425,000 525,000 1,100,000 500,000
Redemptions (25,000) (2,950,050) (200,000) (50)
Shares outstanding, end of period 1,300,000 900,000 1,425,000 525,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2022
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020
2019
(a)
Per share data
Net asset value, beginning of
period
$31.23 $21.79 $20.31 $19.81
Income (loss) from investment operations:
Net investment income 0.21 0.41 0.37 0.04
Net realized and unrealized gain (loss) (1.66) 9.30 1.22 0.46
Total from investment operations (1.45) 9.71 1.59 0.50
Less distributions to shareholders:
Net investment income (0.78) (0.25) (0.11) –
Net realized gains (4.78) (0.02) (0.00)
(b)
–
Total distribution to shareholders (5.56) (0.27) (0.11) –
Net asset value, end of period $24.22 $31.23 $21.79 $20.31
Total Return at NAV (5.74)% 44.90% 7.82% 2.52%
Total Return at Market (5.69)% 45.27% 7.46% 2.63%
Ratios to average net assets:
Total gross expenses
(c)
0.15%
(d)
0.15% 0.15% 0.15%
(d)
Total net expenses
(c)(e)
0.15%
(d)
0.15% 0.15% 0.15%
(d)
Net investment income 1.54%
(d)
1.58% 1.73% 1.77%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $31,492 $28,107 $72,448 $5,079
Portfolio turnover 30% 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized.
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 23
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended October 31,
2021 2020
2019
(a)
Per share data
Net asset value, beginning of
period
$20.96 $18.46 $20.24 $19.84
Income (loss) from investment operations:
Net investment income 0.22 0.43 0.56 0.05
Net realized and unrealized gain (loss) (0.55) 6.74 (2.19) 0.35
Total from investment operations (0.33) 7.17 (1.63) 0.40
Less distributions to shareholders:
Net investment income (0.12) (4.16) (0.15) –
Net realized gains (0.13) (0.51) (0.00)
(b)
–
Total distribution to shareholders (0.25) (4.67) (0.15) –
Net asset value, end of period $20.38 $20.96 $18.46 $20.24
Total Return at NAV (1.57)% 45.48% (8.16)% 2.02%
Total Return at Market (1.57)% 45.90% (8.50)% 2.02%
Ratios to average net assets:
Total gross expenses
(c)
0.19%
(d)
0.19% 0.19% 0.19%
(d)
Total net expenses
(c)(e)
0.19%
(d)
0.19% 0.19% 0.19%
(d)
Net investment income 2.08%
(d)
2.14% 2.93% 2.41%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $29,037 $11,003 $462 $5,060
Portfolio turnover 46% 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized.
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2022
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 25
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2022
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 27
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2022, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 30,309,097 2,626,870 (1,465,553) 1,161,317
Columbia Research Enhanced Value ETF 29,803,412 1,291,285 (2,083,782) (792,497)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF - - - -
Columbia Research Enhanced Value ETF 253,129 - 253,129 (4,113)
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 8,665,030 13,300,974
Columbia Research Enhanced Value ETF 9,378,353 9,441,026

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2022
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2022, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Funds Contributions ($)
Columbia Research Enhanced Core ETF 10,744,769
Columbia Research Enhanced Value ETF 23,202,853
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 600,577 787,025 186,448
Columbia Research Enhanced Value ETF 3,741,969 4,263,599 521,630

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 29
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2022
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 31
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through
December 31, 2021, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
32 Strategic Beta ETFs | Semiannual Report 2022
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR305_10_M01_(06/22)
CET001580
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2022 (Unaudited)
Columbia Short Duration Bond ETF

Strategic Beta ETFs | Semiannual Report 2022

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 19
Liquidity Risk Management Program 27
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since September 2021
Gregory Lietchy
Portfolio Manager
Managed Fund since September 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since September 2021
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta
Advantage ® Short Term Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Short Term Bond Index is a fixed weight composite index that blends six custom sub-indices based off the following Bloomberg flagship indices: US Corporate, US High Yield, US MBS, US
CMBS, US ABS, and the EM USD Aggregate.
The Bloomberg U.S. 1-5 Year Credit Index measures the investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate and government related bond markets with maturities of one to five years.
Effective August 24, 2021, the Bloomberg Barclays U.S. 1-5 Year Credit Index was re-branded as the
Bloomberg U.S. 1-5 Year Credit Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2022)
Inception
6 Months
cumulative Life
Market Price 09/21/21 -6.28 -6.93
Net Asset Value 09/21/21 -6.04 -6.70
{
Beta Advantage®
}
Short Term Bond
Index -7.48 -8.01
Bloomberg U.S 1-5 Year Credit
Index -5.07 -5.74

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2022
Quality breakdown (%) (at April 30, 2022)
AAA rating 19.5
AA rating 2.7
A rating 1.1
BBB rating 34.1
BB rating 25.2
B rating 0.2
Not rated 17.2
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated.
When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2022 )
Asset-Backed Securities - Non-Agency 9.4
Commercial Mortgage-Backed Securities - Non-Agency 9.4
Corporate Bonds 51.2
Foreign Government Obligations 12.3
U.S. Government & Agency Obligations 9.0
U.S. Treasury Obligations 4.7
Money Market Funds 4.0
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021 — April 30, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 939.60 1,023.55 1.20 1.25 0.25

PORTFOLIO OF INVESTMENTS
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2022
Asset-Backed Securities - Non-Agency   10.2%
Issue
Description
Principal
Amount ($) Value ($)
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 108,098
Class A3, Series 2021-2, 0.340%,
12/18/26 100,000 97,146
BMW Vehicle Lease Trust
Class A4, Series 2021-1, 0.370%,
07/25/24 100,000 97,269
Class A3, Series 2021-2, 0.330%,
12/26/24 60,000 58,424
BMW Vehicle Owner Trust
Class A4, Series 2020-A, 0.620%,
04/26/27 100,000 96,395
Carmax Auto Owner Trust
Class A3, Series 2021-2, 0.520%,
02/17/26 65,000 62,510
Class B, Subordinated Series
2018-4, 3.670%, 05/15/24 125,000 125,986
Class C, Series 2018-4, 3.850%,
07/15/24 100,000 100,762
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 24,265
Class A3, Series 2021-1, 0.340%,
12/15/25 100,000 97,771
Drive Auto Receivables Trust
Class C, Subordinated Series
2021-3, 1.470%, 01/15/27 125,000 118,912
Exeter Automobile Receivables Trust
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 69,521
Ford Credit Auto Owner Trust
Class A3, Series 2021-A, 0.300%,
08/15/25 110,000 107,149
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 126,661
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 94,088
Ford Credit Floorplan Master Owner Trust
Class A, Series 2019-2, 3.060%,
04/15/26 125,000 124,192
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 137,460
GM Financial Automobile Leasing Trust
Class A4, Series 2021-2, 0.410%,
05/20/25 43,000 41,499
Class B, Subordinated Series
2021-2, 0.690%, 05/20/25 100,000 96,343
GM Financial Consumer Automobile Receivables
Trust
Class A3, Series 2021-2, 0.510%,
04/16/26 100,000 96,904
GM Financial Leasing Trust
Class A3, Series 2021-1, 0.260%,
02/20/24 50,000 49,563
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 100,000 98,071
Honda Auto Receivables Owner Trust
Class A4, Series 2020-3, 0.460%,
04/19/27 150,000 143,846
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hyundai Auto Receivables Trust
Class A4, Series 2020-C, 0.490%,
11/16/26 100,000 94,515
Mercedes-Benz Auto Receivables Trust
Class A4, Series 2019-1, 2.040%,
01/15/26 125,000 124,616
Nissan Auto Lease Trust
Class A3, Series 2021-A, 0.520%,
08/15/24 150,000 145,992
Nissan Auto Receivables Owner Trust
Class A4, Series 2020-B, 0.710%,
02/16/27 150,000 145,622
Class A4, Series 2019-B, 2.540%,
12/15/25 100,000 100,117
Santander Drive Auto Receivables Trust
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 46,350
Class D, Series 2021-1, 1.130%,
11/16/26 100,000 95,648
Class D, Series 2020-4, 1.480%,
01/15/27 100,000 96,692
Class C, Series 2021-2, 0.900%,
06/15/26 55,000 53,221
Toyota Auto Receivables Owner Trust
Class A3, Series 2020-D, 0.350%,
01/15/25 94,951 93,879
World Omni Auto Receivables Trust
Class A4, Series 2019-A, 3.220%,
06/16/25 100,000 100,666
Class B, Subordinated Series
2019-A, 3.340%, 06/16/25 125,000 125,759
Class A4, Series 2018-C, 3.270%,
09/16/24 100,000 100,489
Total Asset-Backed Securities - Non-
Agency
(Cost $3,618,575) 3,496,401
Commercial Mortgage-Backed Securities - Non-Agency   10.2%
Principal
Amount ($) Value ($)
Banc of America Commercial Mortgage Trust
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 96,281
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 123,652
Class A2, Series 2019-BN16,
3.933%, 02/15/52 140,000 140,660
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 100,000 101,948
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 98,085
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 100,000 98,342
CFCRE Commercial Mortgage Trust
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 48,194

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 7
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 45,708 45,036
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 98,831
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 98,015
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 99,876
Class B, Subordinated Series
2015-P1, 4.461%, 09/15/48
(a)
100,000 98,297
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 96,986
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 97,962
COMM Mortgage Trust
Class A4, Series 2014-UBS3,
3.819%, 06/10/47 100,000 100,165
Class D, Series 2015-CR26,
3.627%, 10/10/48
(a)
56,000 49,456
Class A4, Series 2013-CR10,
4.210%, 08/10/46
(a)
100,000 100,720
Class C, Series 2013-CR13,
5.042%, 11/10/46
(a)
100,000 98,901
Class A3, Series 2015-LC23,
3.521%, 10/10/48 125,000 123,237
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 63,579
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 4.116%, 10/10/49
(a)
75,000 70,592
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 94,893
Class AS, Subordinated Series
2013-C17, 4.458%, 01/15/47 100,000 100,647
Class A4, Series 2014-C22,
3.801%, 09/15/47 100,000 100,118
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 82,460 81,862
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 98,459
Class A3, Series 2015-C31,
3.801%, 08/15/48 92,037 91,116
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 96,933 95,072
Class A3, Series 2016-C28,
3.272%, 01/15/49 106,443 103,463
Class C, Subordinated Series
2016-C31, 4.417%, 11/15/49
(a)
50,000 46,876
Class ASB, Series 2017-C34,
3.354%, 11/15/52 100,000 98,936
UBS Commercial Mortgage Trust
Class A3, Series 2018-C11,
4.312%, 06/15/51 100,000 100,337
Class A2, Series 2018-C13,
4.208%, 10/15/51 73,420 73,767
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 97,121
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 92,136 90,787
Class A3, Series 2015-P2, 3.541%,
12/15/48 85,646 84,476
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 43,184
WFRBS Commercial Mortgage Trust
Class A5, Series 2014-C22,
3.752%, 09/15/57 150,000 150,018
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $3,761,215) 3,499,947
Corporate Bonds   55.9%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
2.196%, 02/04/26 80,000 73,089
Howmet Aerospace, Inc.
6.875%, 05/01/25 60,000 63,411
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 40,040
Northrop Grumman Corp.
3.250%, 08/01/23 40,000 40,157
3.250%, 01/15/28 60,000 57,659
Spirit AeroSystems, Inc.
5.500%, 01/15/25
(b)
120,000 119,611
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 36,254
Total 430,221
Airlines 1.3%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 37,339 34,224
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
120,000 118,933
Delta Air Lines, Inc.
2.900%, 10/28/24 130,000 124,145
Southwest Airlines Co.
4.750%, 05/04/23 60,000 60,960
5.250%, 05/04/25 40,000 41,281
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 57,816
Total 437,359
Automotive 2.7%
Ford Motor Co.
4.346%, 12/08/26 50,000 47,996
9.000%, 04/22/25 138,000 153,906
Ford Motor Credit Co. LLC
4.271%, 01/09/27 200,000 189,210
Series GMTN, 4.389%, 01/08/26 300,000 289,335
General Motors Co.
6.125%, 10/01/25 40,000 42,157
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 107,338
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 46,519

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 05/31/26 60,000 57,637
Total 934,098
Banking 5.7%
Ally Financial, Inc.
1.450%, 10/02/23 60,000 58,319
5.750%, 11/20/25 100,000 102,767
Bank of America Corp.
Series L, 3.950%, 04/21/25 120,000 119,628
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 120,000 121,238
Barclays PLC
4.375%, 01/12/26 200,000 199,455
Capital One Financial Corp.
3.300%, 10/30/24 60,000 59,317
4.200%, 10/29/25 40,000 39,944
Citigroup, Inc.
4.125%, 07/25/28 80,000 77,819
Subordinated 4.600%, 03/09/26 120,000 120,906
Citizens Financial Group, Inc.
2.850%, 07/27/26 80,000 77,003
Deutsche Bank AG
4.500%, 04/01/25 200,000 195,969
Deutsche Bank AG/New York NY
2.552%, (SOFRRATE + 1.318%),
01/07/28
(c)
150,000 133,523
Fifth Third Bancorp
2.550%, 05/05/27 40,000 37,379
First-Citizens Bank & Trust Co.
3.929%, (SOFRRATE + 3.827%),
06/19/24
(c)
40,000 40,202
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 84,941
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 199,065
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 123,190
Regions Financial Corp.
1.800%, 08/12/28 40,000 34,693
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 40,352
Synchrony Financial
4.250%, 08/15/24 70,000 69,943
Total 1,935,653
Cable and Satellite 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/26
(b)
60,000 60,150
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 115,904
Series USD, 4.500%, 02/01/24 40,000 40,509
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 46,062
Total 262,625
Chemicals 0.3%
DuPont de Nemours, Inc.
4.205%, 11/15/23 40,000 40,550
4.493%, 11/15/25 20,000 20,391
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,832
Total 99,773
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Construction Machinery 0.1%
CNH Industrial NV
4.500%, 08/15/23 40,000 40,566
Consumer Cyclical Services 0.4%
eBay, Inc.
1.400%, 05/10/26 40,000 36,400
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(b)
120,000 115,342
Total 151,742
Consumer Non - Cyclical Services 0.2%
ADT Security Corp. (The)
4.125%, 06/15/23 60,000 59,611
Consumer Products 0.5%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,768
Newell Brands, Inc.
4.875%, 06/01/25 120,000 121,383
Total 160,151
Diversified Manufacturing 1.2%
Carrier Global Corp.
2.493%, 02/15/27 40,000 37,272
Newell Brands, Inc.
4.450%, 04/01/26 60,000 59,337
Otis Worldwide Corp.
2.056%, 04/05/25 40,000 38,153
Parker-Hannifin Corp.
2.700%, 06/14/24 40,000 39,334
Raytheon Technologies Corp.
4.125%, 11/16/28 120,000 120,053
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,812
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
30,000 31,147
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25 60,000 58,191
Total 422,299
Electric 2.6%
AES Corp. (The)
1.375%, 01/15/26 40,000 35,983
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 107,023
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 79,145
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(c)
120,000 119,690
Duke Energy Corp.
3.750%, 04/15/24 40,000 40,275
Emera US Finance LP
3.550%, 06/15/26 80,000 78,067
FirstEnergy Transmission LLC
4.350%, 01/15/25
(b)
60,000 59,845
Interstate Power and Light Co.
3.250%, 12/01/24 40,000 39,726
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 36,577
3.550%, 05/01/27 40,000 39,190
Public Service Enterprise Group, Inc.
2.875%, 06/15/24 40,000 39,368

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southern Co. (The)
2.950%, 07/01/23 40,000 40,001
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
120,000 119,618
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 39,571
Total 874,079
Environmental 0.3%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
50,000 49,159
Republic Services, Inc.
2.900%, 07/01/26 40,000 38,574
Total 87,733
Finance Companies 2.3%
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 75,073
Ares Capital Corp.
2.150%, 07/15/26 40,000 35,481
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 109,917
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 119,376
Navient Corp.
5.875%, 10/25/24 60,000 59,742
6.750%, 06/25/25 80,000 80,400
OneMain Finance Corp.
8.875%, 06/01/25 120,000 125,920
SLM Corp.
4.200%, 10/29/25 80,000 78,184
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 110,435
Total 794,528
Food and Beverage 1.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/26 40,000 39,742
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 100,000 102,996
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 38,677
Campbell Soup Co.
3.950%, 03/15/25 40,000 40,224
Conagra Brands, Inc.
4.300%, 05/01/24 60,000 60,716
General Mills, Inc.
4.000%, 04/17/25 40,000 40,529
Kellogg Co.
3.250%, 04/01/26 40,000 39,245
Keurig Dr Pepper, Inc.
0.750%, 03/15/24 40,000 38,196
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 57,332
Sysco Corp.
3.300%, 07/15/26 40,000 39,018
Tyson Foods, Inc.
3.950%, 08/15/24 60,000 60,502
Total 557,177
Foreign Agencies 5.2%
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(c)
200,000 190,418
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CNAC HK Finbridge Co. Ltd.
3.375%, 06/19/24 200,000 198,522
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/71
(c)
200,000 202,723
Ecopetrol SA
4.125%, 01/16/25 100,000 96,760
5.875%, 09/18/23 230,000 233,384
Petrobras Global Finance BV
7.375%, 01/17/27 180,000 197,480
Petroleos Mexicanos
4.500%, 01/23/26 220,000 206,820
6.875%, 08/04/26 250,000 249,205
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 212,836
Total 1,788,148
Foreign Government Obligations 1.3%
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 200,000 205,834
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 196,162
Petroleos Mexicanos
5.350%, 02/12/28 50,000 44,427
Total 446,423
Gaming 0.4%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26 40,000 40,786
Las Vegas Sands Corp.
3.500%, 08/18/26 40,000 36,489
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
4.625%, 06/15/25
(b)
60,000 59,687
Total 136,962
Health Care 3.1%
Agilent Technologies, Inc.
3.875%, 07/15/23 40,000 40,587
AmerisourceBergen Corp.
3.450%, 12/15/27 40,000 38,942
Becton Dickinson and Co.
3.363%, 06/06/24 40,000 39,851
Boston Scientific Corp.
3.450%, 03/01/24 18,000 18,017
Cardinal Health, Inc.
3.079%, 06/15/24 40,000 39,647
Cigna Corp.
4.125%, 11/15/25 40,000 40,404
4.375%, 10/15/28 50,000 50,246
CVS Health Corp.
4.300%, 03/25/28 80,000 80,348
HCA, Inc.
5.250%, 04/15/25 120,000 123,807
5.250%, 06/15/26 50,000 51,431
5.875%, 02/15/26 100,000 103,598
5.875%, 05/01/23 120,000 123,862
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 73,009
PerkinElmer, Inc.
0.850%, 09/15/24 120,000 112,346
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 39,866

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tenet Healthcare Corp.
4.875%, 01/01/26
(b)
100,000 97,488
Total 1,073,449
Healthcare Insurance 0.1%
Anthem, Inc.
4.101%, 03/01/28 40,000 39,963
Healthcare REIT 0.8%
Diversified Healthcare Trust
9.750%, 06/15/25 80,000 83,836
Healthpeak Properties, Inc.
3.400%, 02/01/25 120,000 119,079
Ventas Realty LP
4.125%, 01/15/26 40,000 40,049
Welltower, Inc.
4.250%, 04/15/28 40,000 40,068
Total 283,032
Home Construction 0.1%
Lennar Corp.
4.750%, 05/30/25 40,000 40,758
Independent Energy 1.9%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 39,118
Endeavor Energy Resources LP / EER Finance, Inc.
6.625%, 07/15/25
(b)
40,000 41,108
EQT Corp.
3.125%, 05/15/26
(b)
80,000 75,468
6.625%, 02/01/25 40,000 41,659
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,620
Occidental Petroleum Corp.
5.875%, 09/01/25 240,000 246,544
Ovintiv Exploration, Inc.
5.625%, 07/01/24 40,000 41,574
PDC Energy, Inc.
5.750%, 05/15/26 120,000 116,811
Southwestern Energy Co.
5.950%, 01/23/25 11,000 11,166
Total 654,068
Leisure 0.4%
Royal Caribbean Cruises Ltd.
11.500%, 06/01/25
(b)
120,000 130,491
Life Insurance 0.2%
Lincoln National Corp.
3.800%, 03/01/28 40,000 39,357
4.000%, 09/01/23 40,000 40,377
Total 79,734
Lodging 0.3%
Marriott International, Inc.
Series X, 4.000%, 04/15/28 60,000 58,022
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,910
Total 98,932
Media and Entertainment 1.5%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 115,862
Discovery Communications LLC
3.950%, 03/20/28 40,000 38,442
Fox Corp.
3.050%, 04/07/25 80,000 78,610
Magallanes, Inc.
4.054%, 03/15/29
(b)
100,000 95,509
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 39,132
5.875%, 02/15/25 60,000 62,296
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 40,011
Paramount Global
4.000%, 01/15/26 40,000 39,979
Total 509,841
Metals and Mining 1.0%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 41,929
Freeport-McMoRan, Inc.
4.550%, 11/14/24 150,000 152,015
Nucor Corp.
2.000%, 06/01/25 40,000 38,264
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 111,126
Total 343,334
Midstream 3.1%
Buckeye Partners LP
4.125%, 03/01/25
(b)
40,000 38,484
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 41,159
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 40,396
Enbridge, Inc.
4.000%, 10/01/23 40,000 40,389
Energy Transfer LP
4.950%, 05/15/28 70,000 70,126
EnLink Midstream Partners LP
4.150%, 06/01/25 40,000 38,819
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 39,697
EQM Midstream Partners LP
4.000%, 08/01/24 40,000 38,715
6.000%, 07/01/25
(b)
120,000 119,207
MPLX LP
4.875%, 06/01/25 40,000 40,822
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
100,000 96,716
NuStar Logistics LP
6.000%, 06/01/26 40,000 39,822
ONEOK, Inc.
4.000%, 07/13/27 80,000 78,326
Phillips 66 Partners LP
3.750%, 03/01/28 70,000 67,746
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 40,933
5.625%, 03/01/25 40,000 41,485
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 41,133
Western Midstream Operating LP
3.600%, 02/01/25 120,000 114,796
Williams Cos., Inc. (The)
3.750%, 06/15/27 40,000 39,130
Total 1,067,901
Natural Gas 0.1%
Sempra Energy
3.400%, 02/01/28 40,000 38,320

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Office REIT 0.5%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 40,027
Office Properties Income Trust
4.500%, 02/01/25 120,000 118,967
Total 158,994
Other Financial Institutions 0.6%
Blackstone Private Credit Fund
1.750%, 09/15/24
(b)
120,000 112,023
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 48,734
6.250%, 05/15/26 40,000 39,614
Total 200,371
Other REIT 0.6%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 40,043
EPR Properties
4.500%, 04/01/25 40,000 39,882
iStar, Inc.
4.250%, 08/01/25 60,000 57,239
Service Properties Trust
7.500%, 09/15/25 60,000 59,940
Total 197,104
Packaging 1.0%
Amcor Finance USA, Inc.
3.625%, 04/28/26 120,000 118,500
Ball Corp.
5.250%, 07/01/25 180,000 184,634
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,889
Total 343,023
Pharmaceuticals 1.7%
AbbVie, Inc.
2.950%, 11/21/26 100,000 95,821
3.800%, 03/15/25 60,000 60,087
Amgen, Inc.
1.650%, 08/15/28 90,000 78,520
Bausch Health Cos., Inc.
6.125%, 02/01/27
(b)
100,000 96,147
Gilead Sciences, Inc.
3.650%, 03/01/26 40,000 39,742
Mylan, Inc.
4.550%, 04/15/28 60,000 58,286
Perrigo Finance Unlimited Co.
4.375%, 03/15/26 40,000 38,716
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 77,217
Zoetis, Inc.
4.500%, 11/13/25 40,000 41,147
Total 585,683
Property & Casualty 0.4%
American International Group, Inc.
3.900%, 04/01/26 50,000 49,755
Aon Global Ltd.
3.875%, 12/15/25 40,000 40,232
Assurant, Inc.
4.900%, 03/27/28 40,000 40,773
Total 130,760
Railroads 0.1%
CSX Corp.
3.800%, 03/01/28 40,000 39,729
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Refining 0.4%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,103
PBF Holding Co. LLC / PBF Finance Corp.
9.250%, 05/15/25
(b)
40,000 41,451
Phillips 66
3.900%, 03/15/28 40,000 39,390
Total 128,944
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
5.750%, 04/15/25
(b)
70,000 71,549
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 120,000 119,176
Starbucks Corp.
3.500%, 03/01/28 40,000 38,948
Total 229,673
Retail REIT 0.2%
Kimco Realty Corp.
3.300%, 02/01/25 40,000 39,469
Realty Income Corp.
4.875%, 06/01/26 40,000 41,379
Total 80,848
Retailers 1.1%
AutoNation, Inc.
3.800%, 11/15/27 40,000 38,765
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,756
Hanesbrands, Inc.
4.625%, 05/15/24
(b)
85,000 84,246
O'Reilly Automotive, Inc.
3.600%, 09/01/27 120,000 117,875
QVC, Inc.
4.450%, 02/15/25 80,000 77,554
Total 358,196
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 45,712
4.625%, 01/15/27
(b)
40,000 37,467
Kroger Co. (The)
4.500%, 01/15/29 40,000 40,645
Total 123,824
Technology 3.5%
Avnet, Inc.
4.625%, 04/15/26 40,000 40,156
Block, Inc.
2.750%, 06/01/26
(b)
50,000 45,662
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 40,000 39,050
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,801
6.020%, 06/15/26 60,000 63,476
Equifax, Inc.
2.600%, 12/01/24 40,000 38,917
Equinix, Inc.
2.625%, 11/18/24 60,000 58,378
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 36,067
Fiserv, Inc.
3.200%, 07/01/26 40,000 38,779

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Global Payments, Inc.
1.200%, 03/01/26 40,000 35,916
Hewlett Packard Enterprise Co.
4.450%, 10/02/23 40,000 40,603
HP, Inc.
3.000%, 06/17/27 40,000 37,573
Microchip Technology, Inc.
2.670%, 09/01/23 60,000 59,354
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,708
Oracle Corp.
2.500%, 04/01/25 40,000 38,204
3.250%, 11/15/27 120,000 111,913
Seagate HDD Cayman
4.875%, 03/01/24 40,000 40,194
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 59,533
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 109,332
VMware, Inc.
3.900%, 08/21/27 40,000 39,138
Western Digital Corp.
4.750%, 02/15/26 60,000 59,614
Western Union Co. (The)
2.850%, 01/10/25 40,000 38,822
Xerox Corp.
4.625%, 03/15/23 60,000 60,000
Total 1,211,190
Tobacco 0.2%
Altria Group, Inc.
2.350%, 05/06/25 40,000 38,300
BAT Capital Corp.
3.557%, 08/15/27 40,000 37,323
Total 75,623
Transportation Services 0.3%
FedEx Corp.
3.250%, 04/01/26 60,000 59,045
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 58,187
Total 117,232
Wireless 2.1%
American Tower Corp.
5.000%, 02/15/24 40,000 41,005
Rogers Communications, Inc.
3.625%, 12/15/25 100,000 99,477
Sprint Corp.
7.625%, 03/01/26 120,000 130,636
7.875%, 09/15/23 240,000 251,973
T-Mobile USA, Inc.
2.050%, 02/15/28 110,000 97,057
2.250%, 02/15/26
(b)
40,000 36,880
2.625%, 04/15/26 60,000 55,962
Total 712,990
Wirelines 1.3%
AT&T, Inc.
0.900%, 03/25/24 40,000 38,463
2.300%, 06/01/27 40,000 36,854
Level 3 Financing, Inc.
5.250%, 03/15/26 100,000 97,439
Lumen Technologies, Inc.
5.625%, 04/01/25 120,000 116,958
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series Y, 7.500%, 04/01/24 40,000 41,086
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 35,885
4.125%, 03/16/27 75,000 75,465
Total 442,150
Total Corporate Bonds
(Cost $20,516,250) 19,115,305
Foreign Government Obligations
(d)
  13.5%
Principal
Amount ($) Value ($)
Brazilian Government International Bond
8.875%, 04/15/24 280,000 312,873
2.875%, 06/06/25 300,000 287,567
Colombia Government International Bond
8.125%, 05/21/24 180,000 190,356
4.500%, 01/28/26 200,000 192,181
Dominican Republic International Bond
Series REGS, 5.500%, 01/27/25 200,000 205,233
Hungary Government International Bond
5.375%, 03/25/24 200,000 206,411
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 200,000 206,484
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 200,000 208,651
Mexico Government International Bond
4.125%, 01/21/26 200,000 201,058
Oman Government International Bond
Series REGS, 5.375%, 03/08/27 240,000 240,363
Series REGS, 4.750%, 06/15/26 200,000 196,332
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 210,248
Panama Government International Bond
Series REGS, 3.750%, 04/17/26 240,000 236,230
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.350%, 09/10/24 200,000 204,515
Peruvian Government International Bond
2.392%, 01/23/26 240,000 224,649
Philippine Government International Bond
10.625%, 03/16/25 240,000 286,244
4.200%, 01/21/24 200,000 202,835
Republic of South Africa Government
International Bond
5.875%, 09/16/25 200,000 206,314
4.875%, 04/14/26 200,000 197,187
Romanian Government International Bond
Series REGS, 4.375%, 08/22/23 240,000 242,929
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 200,000 49,259
Series REGS, 4.250%, 06/23/27 200,000 49,960
Uruguay Government International Bond
4.500%, 08/14/24 40,000 40,758
Total Foreign Government Obligations
(Cost $5,217,513) 4,598,637
U.S. Government & Agency Obligations   9.8%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.8%
1.500%, 05/15/37
(e)
1,219,000 1,115,694
2.000%, 05/15/37
(e)
1,776,000 1,664,757
2.500%, 05/15/37
(e)
458,000 438,481
3.000%, 05/15/37
(e)
100,000 98,071

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2022 13
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 05/15/37
(e)
36,000 36,031
Total 3,353,034
Total U.S. Government & Agency
Obligations
(Cost $3,377,174) 3,353,034
U.S. Treasury Obligations   5.1%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 5.1%
0.827%, 12/29/22 1,750,000 1,732,832
Total U.S. Treasury Obligations
(Cost $1,740,453) 1,732,832
Money Market Funds 4.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.325%
(f)
1,508,808 1,508,808
Total Money Market Funds
(Cost $1,508,808) 1,508,808
Total Investments in Securities
(Cost $39,739,988) 37,304,964
Other Assets & Liabilities, Net (3,122,048)
Net Assets 34,182,916
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to
$2,634,602, which represents 7.71% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 3,496,401 – 3,496,401
Commercial Mortgage-Backed Securities
- Non-Agency – 3,499,947 – 3,499,947
Corporate Bonds – 19,115,305 – 19,115,305
Foreign Government Obligations – 4,598,637 – 4,598,637
U.S. Government & Agency Obligations – 3,353,034 – 3,353,034
U.S. Treasury Obligations 1,732,832 – – 1,732,832
Money Market Funds 1,508,808 – – 1,508,808
Total Investments in Securities 3,241,640 34,063,324 – 37,304,964
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 15
Assets
Investments in securities, at value
Unaffiliated issuers (cost $39,739,988) $37,304,964
Receivable for:
Investments sold 299,822
Interest 288,286
Total assets 37,893,072
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 3,399,000
Investments purchased 304,066
Investment management fees 7,090
Total liabilities 3,710,156
Net assets applicable to outstanding capital stock $34,182,916
Represented by:
Paid-in capital $37,161,567
Total distributable earnings (loss) (2,978,651)
Total - representing net assets applicable to outstanding capital stock $34,182,916
Shares outstanding 1,850,050
Net asset value per share $18.48

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2022
Investment Income:
Interest $359,218
Foreign taxes withheld (1,425)
Total income 357,793
Expenses:
Investment management fees 44,303
Net Investment Income 313,490
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (550,658)
Net realized loss (550,658)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2,271,307)
Net change in unrealized depreciation (2,271,307)
Net realized and unrealized loss (2,821,965)
Net Decrease in net assets resulting from operations $(2,508,475)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2022 17
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31,
2021
(a)
Operations
Net investment income $313,490 $31,350
Net realized loss (550,658) (10,331)
Net change in unrealized depreciation (2,271,307) (163,717)
Net decrease in net assets resulting from operations (2,508,475) (142,698)
Distributions to shareholders
Net investment income and net realized gains (327,478) –
Shareholder transactions
Proceeds from shares sold 23,726,989 –
Cost of shares redeemed (6,566,422) –
Net increase in net assets resulting from shareholder transactions 17,160,567 –
Increase (decrease) in net assets 14,324,614 (142,698)
Net Assets:
Net assets beginning of period 19,858,302 20,001,000
Net assets at end of period $34,182,916 $19,858,302
Capital stock activity
Shares outstanding, beginning of period 1,000,050 1,000,050
Subscriptions 1,200,000 –
Redemptions (350,000) –
Shares outstanding, end of period 1,850,050 1,000,050
(a) Based on operations from September 21, 2021 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31,
2021
(a)
Per share data
Net asset value, beginning of
period
$19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.17 0.03
Net realized and unrealized loss (1.36) (0.17)
Total from investment operations (1.19) (0.14)
Less distributions to shareholders:
Net investment income (0.19) –
Total distribution to shareholders (0.19) –
Net asset value, end of period $18.48 $19.86
Total Return at NAV (6.04)% (0.70)%
Total Return at Market (6.28)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25%
(c)
0.25%
(c)
Total net expenses
(b)(d)
0.25%
(c)
0.25%
(c)
Net investment income 1.77%
(c)
1.44%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $34,183 $19,858
Portfolio turnover 97% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 19
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund, but was managed as a diversified fund at period end. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report 2022
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 21
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2022
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes, interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 23
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $33,805,575 and $32,664,305, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2022, the cost basis of securities contributed was $16,340,788.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
39,739,988 2,415 (2,437,439) (2,435,024)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
10,397 - 10,397

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2022
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 25
result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset backed securities, making their prices more volatile and more sensitive to changes in interest rates.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2022
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2022 27
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period September 21, 2021, through
December 31, 2021, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR314_10_M01_(06/22)
CET001583
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Thematic ETFs
SEMIANNUAL REPORT
April 30, 2022 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

Thematic ETFs | Semiannual Report 2022

Fund at a Glance 3
Understanding Your Fund’s Expenses 4
Portfolio of Investments 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statement of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Approval of Investment Management Services Agreement 18
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Thematic ETFs | Semiannual Report 2022 3
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since March 2022
Shekhar Pramanick
Technology Team Member
Managed Fund since March 2022
Sanjay Devgan
Technology Team Member
Managed Fund since March 2022
Christopher Lo, CFA
Implementation Portfolio Manager
Managed Fund since March 2022
Investment objective
The Fund seeks capital appreciation.
Portfolio breakdown (%) (at April 30, 2022 )
Common Stocks 96.9
Money Market Funds 3.1
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2022 )
Information Technology   96.2
Industrials   1.9
Communication Services   1.9
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2022 )
Information Technology
Application Software   6.2
Electronic Equipment & Instruments   2.1
Semiconductor Equipment   21.3
Semiconductors   58.6
Systems Software   1.3
Technology Hardware, Storage & Peripherals   6.7
Total 96.2
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
4 Thematic ETFs | Semiannual Report 2022
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a) Based on operations from March, 29 2022 (commencement of operations) through the stated period end.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2021 — April 30, 2022
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Seligman Semiconductor and
Technology ETF 1,000.00 1,000.00 863.00
(a)
1,021.08 0.63
(a)
3.76 0.75
(a)

PORTFOLIO OF INVESTMENTS
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic ETFs | Semiannual Report 2022 5
Notes to Portfolio of Investments
Common Stocks 97 .4%
Issuer Shares Value ($)
Communication Services  1.8%
Interactive Media & Services 1.8%
Alphabet, Inc. Class C
(a)
45 103,470
Total Communication Services 103,470
Industrials  1.9%
Electrical Equipment 1.9%
Bloom Energy Corp. Class A
(a)
5,701 105,810
Total Industrials 105,810
Information Technology  93.7%
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc. 1,449 110,878
Semiconductors & Semiconductor Equipment 77.8%
Advanced Micro Devices, Inc.
(a)
416 35,576
Analog Devices, Inc. 1,474 227,556
Applied Materials, Inc. 1,765 194,768
ASML Holding NV 175 98,660
Broadcom, Inc. 511 283,293
Diodes, Inc.
(a)
529 38,633
Entegris, Inc. 243 27,068
GLOBALFOUNDRIES, Inc.
(a)
3,076 160,844
Ichor Holdings Ltd.
(a)
890 25,908
indie Semiconductor, Inc. Class A
(a)
8,355 57,649
Intel Corp. 3,830 166,950
KLA Corp. 633 202,091
Lam Research Corp. 807 375,868
Marvell Technology, Inc. 3,673 213,328
MaxLinear, Inc.
(a)
840 40,211
Microchip Technology, Inc. 3,164 206,293
Micron Technology, Inc. 2,969 202,456
MKS Instruments, Inc. 314 35,790
NXP Semiconductors NV 1,150 196,535
ON Semiconductor Corp.
(a)
2,185 113,860
Qorvo, Inc.
(a)
1,582 180,000
QUALCOMM, Inc. 923 128,934
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
4,763 118,646
Semtech Corp.
(a)
475 28,310
Silicon Laboratories, Inc.
(a)
422 56,932
Skyworks Solutions, Inc. 839 95,059
SMART Global Holdings, Inc.
(a)
3,667 83,094
STMicroelectronics NV 2,321 84,995
Synaptics, Inc.
(a)
1,272 188,816
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 1,540 143,112
Teradyne, Inc. 1,913 201,745
Texas Instruments, Inc. 175 29,794
Tower Semiconductor Ltd.
(a)
2,547 123,020
Total 4,365,794
Software 7.3%
Cadence Design Systems, Inc.
(a)
1,056 159,298
Synopsys, Inc.
(a)
633 181,538
Xperi Holding Corp. 4,450 69,420
Total 410,256
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. 1,163 183,347
Western Digital Corp.
(a)
3,473 184,312
Total 367,659
Total Information Technology 5,254,587
Total Common Stocks
(Cost $6,153,564) 5,463,867
Issuer Shares Value ($)
Money Market Funds 3 .1%
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.345%
(b)
173,413 173,413
Total Money Market Funds
(Cost $173,413) 173,413
Total Investments in Securities
(Cost $6,326,977) 5,637,280
Other Assets & Liabilities, Net (28,265)
Net Assets 5,609,015
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Thematic ETFs | Semiannual Report 2022
Fair Value Measurements (continued)
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 103,470 – – 103,470
Industrials 105,810 – – 105,810
Information Technology 5,254,587 – – 5,254,587
Total Common Stocks 5,463,867 – – 5,463,867
Money Market Funds 173,413 – – 173,413
Total Investments in Securities 5,637,280 – – 5,637,280
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Semiannual Report 2022 7
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,326,977) $5,637,280
Receivable for:
Dividends 164
Total assets 5,637,444
Liabilities
Payable for:
Investments purchased 25,364
Investment management fees 3,065
Total liabilities 28,429
Net assets applicable to outstanding capital stock $5,609,015
Represented by:
Paid-in capital $6,316,070
Total distributable earnings (loss) (707,055)
Total - representing net assets applicable to outstanding capital stock $5,609,015
Shares outstanding 325,050
Net asset value per share $17.26

STATEMENT OF OPERATIONS
For the period from March 29, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
8 Thematic ETFs | Semiannual Report 2022
Investment Income:
Dividends - unaffiliated issuers $444
Total income 444
Expenses:
Investment management fees 3,377
Net Investment Loss (2,933)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (14,425)
Net realized loss (14,425)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (689,697)
Net change in unrealized depreciation (689,697)
Net realized and unrealized loss (704,122)
Net Decrease in net assets resulting from operations $(707,055)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic ETFs | Semiannual Report 2022 9
Six Months Ended
April 30, 2022
(a)
(Unaudited)
Operations
Net investment loss $(2,933)
Net realized loss (14,425)
Net change in unrealized depreciation (689,697)
Net decrease in net assets resulting from operations (707,055)
Shareholder transactions
Proceeds from shares sold 1,315,070
Net increase in net assets resulting from shareholder transactions 1,315,070
Increase in net assets 608,015
Net Assets:
Net assets beginning of period 5,001,000
Net assets at end of period $5,609,015
Capital stock activity
Shares outstanding, beginning of period 250,050
Subscriptions 75,000
Shares outstanding, end of period 325,050
(a) Based on operations from March 29, 2022 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Thematic ETFs | Semiannual Report 2022
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2022
(Unaudited)
(a)
Per share data
Net asset value, beginning of
period
$20.00
Income (loss) from investment operations:
Net investment income 0.00
(b)
Net realized and unrealized loss (2.74)
Total from investment operations (2.74)
Net asset value, end of period $17.26
Total Return at NAV (13.70)%
Total Return at Market (13.75)%
Ratios to average net assets:
Total gross expenses
(c)
0.75%
(d)
Total net expenses
(c)(e)
0.75%
(d)
Net investment loss (0.65)%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $5,609
Portfolio turnover 8%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized.
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)
Thematic ETFs | Semiannual Report 2022 11
Note 1. Organization
Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
On March 25, 2022, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in the Fund, which represented the initial capital for the Fund at $20 per share. On March 28, 2022, Wells Fargo Securities LLC invested $5,000,000 of cash in the Fund at $20 per share. Shares of the Fund were first offered to the public on March 30, 2022.
These financial statements cover the period from March 29, 2022 (commencement of operations) through April 30, 2022.
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
12 Thematic ETFs | Semiannual Report 2022
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Thematic ETFs | Semiannual Report 2022 13
ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes, interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
14 Thematic ETFs | Semiannual Report 2022
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $5,401,345 and $390,905, respectively, for the period ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the period ended April 30, 2022, the cost basis of securities contributed was $1,157,549.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2022, the Fund did not have in-kind redemptions.
Note 7. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and Semiconductor Equipment Industry Risk.
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
6,326,977 10,933 (700,630) (689,697)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Thematic ETFs | Semiannual Report 2022 15
rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful;
and thin capitalization and limited product lines, markets, financial resources or quality management and personnel.
These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors' assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies.
The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
16 Thematic ETFs | Semiannual Report 2022
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the
Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/
ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-running
(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2022 (Unaudited)
Thematic ETFs | Semiannual Report 2022 17
affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
18 Thematic ETFs | Semiannual Report 2022
On March 11, 2022, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees)
of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the investment management services agreement (the IMS Agreement) with Columbia Management Investment Advisers, LLC (the Investment
Manager) with respect to Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of the Trust. As detailed below, the Board and the Board’s Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the investment management services agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in November and
December 2020 and March, April and June 2021. The Committee and the Board also consulted with the Independent
Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2022 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment
Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Thematic ETFs | Semiannual Report 2022 19
management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage the
Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The
Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the
Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. In connection with its next review and consideration of the continuation of the IMS Agreement, the Board expects to consider the overall investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-
party data provider, and a benchmark.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary management fee was in alignment with the median net expense ratio of peer funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
20 Thematic ETFs | Semiannual Report 2022
the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. They noted
that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On March 11, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the
IMS Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS
Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR321_10_M01_(06/22)
CET001581
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman President and Principal Executive Officer
Date	June 23, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 23, 2022
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 23, 2022